UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2019

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ANNUAL REPORT

November 30, 2019

THOMPSON LARGECAP FUND® (THPGX)

THOMPSON MIDCAP FUND® (THPMX)

THOMPSON BOND FUND® (THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect at any time to receive shareholder reports and other communications from the Funds electronically. If you invest directly with the Funds, you may do so by calling 1-800-999-0887. If you own these shares through a financial intermediary, you may do so by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you are a direct investor with the Funds, you may inform the Funds that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure or contacting us at 1-800-999-0887. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds that you hold (for direct investors) or all Funds that you hold in your account with your financial intermediary.

THOMPSON IM FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

November 30, 2019

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-19
Schedule of investments	20-36

Fund Expense Examples	37

Financial Statements
Statements of assets and liabilities	38
Statements of operations	39
Statements of changes in net assets	40
Notes to financial statements	41-46
Financial highlights	47-49

Report of Independent Registered Public Accounting Firm	50

Directors and Officers	51-52

Additional Information	53-56

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
November 30, 2019

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 13.93% for the fiscal year ended November 30, 2019, as compared to its benchmark, the S&P 500 Index, which returned 16.11%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/19
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	13.93%	10.15%	7.82%	11.31%
S&P 500 Index	16.11%	14.88%	10.98%	13.44%

Gross Expense Ratio as of 03/31/19 was 1.21%.

Net Expense Ratio after reimbursement as of 12/01/19 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2021, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Management Commentary

The Fund’s lag relative to its benchmark over this period was partly due to security selection and partly to sector allocation choices. Broad themes have been driving investment trends over the last three years. As evidenced by a significant valuation divergence, investors have heavily favored “Growth” over “Value.” Investors have also flocked toward stocks that benefit from low and declining interest rates. While there is logic supporting both phenomena to some degree, we believe the market has pushed these things to irrational extremes. Going forward, we believe that a retreat from these unusual market excesses would benefit Fund shareholders.

While our “Growth at a Reasonable Price” strategy aims to put us within the Large Cap core fund category, over different points in the economic cycle the Fund has drifted towards either the growth or value direction. Coming out of the 2008-2009 financial crisis, many great companies saw their stock prices depressed regardless of their growth prospects. Thus, the Fund tilted slightly to the growth side at that time based on the abundance of attractive opportunities we found. In the last three years we have tilted more toward the value side, as many of the best growth companies in our opinion appreciated to unrealistic earnings multiples and were no longer attractive. The typical companies whose stocks are held in the Fund have experienced solid earnings growth, but do not trade at the same high earnings multiples found in many “growth” stocks. Until recently, growth stocks had continued to outperform, and their valuations climbed to even higher levels. We’ve seen this before and believe that it will reverse at some point – perhaps dramatically.

The typical stocks held in the Fund also are much cheaper on a price-to-earnings basis than many “defensive” names in the staples, utilities and real estate sectors. We think that while those areas may hold up better over short periods of time during a panic, their high valuations suggest that they are unlikely to be spared from a market decline in a true recession. These sectors also tend to benefit from low and declining interest rates, as investors consider them to be bond alternatives. Ultimately, interest rates wouldn’t have to increase too much to reduce the relative attractiveness of these sectors fairly quickly. We do not believe that investors fully appreciate the interest-rate risk they’re taking by holding these types of stocks, and therefore think they could be surprised in a reversal. Regardless, we view their 2-5 year return potential in light of their current valuation levels as somewhat limited.

We’ll continue to seek to stick to our strategy and maintain the long view. We believe investors are currently overpricing the “safety” of certain stocks and sectors and overestimating the risk of others. Should these trends revert toward their historical means, we believe the Fund is positioned to take advantage.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Price-To-Earnings (P/E) Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. Divide market value of a share by the earnings per share.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Sector Weightings at 11/30/19
% of Total Investments

Top 10 Equity Holdings at 11/30/2019
		% of Fund’s
Company	Industry	Net Assets
Alphabet Inc. Class A	Interactive Media & Services	3.52%
Microsoft Corp.	Software	3.01%
Bank of America Corp.	Banks	2.44%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.26%
JPMorgan Chase & Co.	Banks	2.26%
Citigroup Inc.	Banks	2.23%
Facebook, Inc. Class A	Interactive Media & Services	2.18%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.17%
Apple Inc.	Technology Hardware, Storage & Peripherals	2.07%
General Electric Co.	Industrial Conglomerates	2.04%

As of November 30, 2019, 99.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS
November 30, 2019

	Shares	Value
COMMON STOCKS - 99.8%		$128,583,971
(COST $121,196,513)

Communication Services - 10.6%		13,661,285
Entertainment - 3.2%
Activision Blizzard, Inc.	25,000	1,370,750
The Walt Disney Co.	12,800	1,940,224
Viacom Inc. Class B	31,725	763,621
Interactive Media & Services - 5.7%
Alphabet Inc. Class A (a)	3,475	4,531,713
Facebook, Inc. Class A (a)	13,950	2,812,878
Media - 1.7%
CBS Corp. Class B	55,525	2,242,099

Consumer Discretionary - 10.4%		13,314,544
Automobiles - 0.9%
Harley-Davidson, Inc.	32,200	1,171,436
Distributors - 1.4%
LKQ Corp. (a)	52,500	1,852,200
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	7,025	600,146
Household Durables - 1.0%
TopBuild Corp. (a)	11,500	1,268,220
Internet & Direct Marketing Retail - 1.9%
eBay Inc.	68,195	2,422,286
Leisure Products - 0.7%
Brunswick Corp.	15,700	922,689
Multiline Retail - 1.0%
Target Corp.	10,135	1,266,976
Specialty Retail - 3.0%
Bed Bath & Beyond Inc.	90,800	1,323,864
Lumber Liquidators Holdings, Inc. (a)	182,975	1,630,307
Party City Holdco Inc. (a)	443,741	856,420

Consumer Staples - 4.7%		6,032,003
Food & Staples Retailing - 2.2%
Walgreens Boots Alliance, Inc.	46,850	2,792,260
Food Products - 1.6%
The Kraft Heinz Co.	69,150	2,109,075
Household Products - 0.9%
Kimberly-Clark Corp.	8,293	1,130,668

Energy - 5.7%		7,386,902
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	26,844	971,753

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	9,820	$1,150,217
Devon Energy Corp.	28,225	617,845
EOG Resources, Inc.	9,475	671,778
Exxon Mobil Corp.	28,470	1,939,661
Noble Energy, Inc.	37,400	776,424
Pioneer Natural Resources Co.	9,850	1,259,224

Financials - 17.0%		21,895,504
Banks - 10.0%
Bank of America Corp.	94,400	3,145,408
CIT Group Inc.	30,925	1,407,706
Citigroup Inc.	38,230	2,871,838
JPMorgan Chase & Co.	22,080	2,909,261
PNC Financial Services Group, Inc.	7,145	1,094,685
SunTrust Banks, Inc.	10,450	740,278
Zions Bancorporation, N.A.	13,025	648,385
Capital Markets - 5.5%
Northern Trust Corp.	17,785	1,907,263
State Street Corp.	33,300	2,500,830
The Charles Schwab Corp.	28,500	1,410,750
The Goldman Sachs Group, Inc.	5,775	1,278,296
Consumer Finance - 0.5%
Discover Financial Services	7,920	672,170
Insurance - 1.0%
Fidelity National Financial, Inc.	27,475	1,308,634

Health Care - 19.6%		25,253,716
Biotechnology - 4.7%
AbbVie Inc.	24,125	2,116,486
Amgen Inc.	5,475	1,285,092
Exact Sciences Corp. (a)	28,025	2,270,305
MiMedx Group Inc. (a)	57,600	419,904
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	14,375	1,228,344
Health Care Providers & Services - 8.3%
Cigna Corp.	7,825	1,564,374
CVS Health Corp.	33,525	2,523,427
Hanger, Inc. (a)	24,774	649,079
HCA Healthcare, Inc.	9,800	1,358,868
McKesson Corp.	17,385	2,514,566
UnitedHealth Group Inc.	7,400	2,071,038
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	45,325	2,580,806
Johnson & Johnson	8,710	1,197,538
Merck & Co., Inc.	13,900	1,211,802
Pfizer Inc.	58,725	2,262,087

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
COMMON STOCKS (continued)

Industrials - 7.8%		$10,065,879
Air Freight & Logistics - 1.3%
FedEx Corp.	10,675	1,708,534
Building Products - 1.7%
Masco Corp.	47,850	2,227,417
Industrial Conglomerates - 2.8%
General Electric Co.	233,025	2,626,192
3M Co.	5,400	916,758
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.	17,126	1,345,590
Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. (a)	31,175	1,241,388

Information Technology - 22.3%		28,762,719
Communications Equipment - 3.5%
Cisco Systems, Inc.	57,260	2,594,451
Lumentum Holdings Inc. (a)	13,700	1,009,142
Viavi Solutions Inc. (a)	58,735	882,200
Electronic Equipment, Instruments & Components - 2.0%
Corning Inc.	43,650	1,267,596
II-VI Inc. (a)	47,000	1,371,930
IT Services - 3.9%
Alliance Data Systems Corp.	21,475	2,295,892
Fiserv, Inc. (a)	10,924	1,269,806
PayPal Holdings, Inc. (a)	7,835	846,258
Visa Inc. Class A	3,250	599,657
Semiconductors & Semiconductor Equipment - 6.1%
Infineon Technologies A.G. ADR	103,875	2,214,615
Intel Corp.	21,900	1,271,295
NXP Semiconductors N.V.	13,225	1,528,546
Qualcomm Inc.	34,830	2,910,046
Software - 4.7%
Microsoft Corp.	25,601	3,875,479
Oracle Corp.	38,475	2,159,987
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	9,975	2,665,819

Materials - 1.7%		2,211,419
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	194,325	2,211,419

RIGHTS - 0.0%^		58,856
(COST $58,309)

Health Care - 0.0%^		58,856
Pharmaceuticals - 0.0%^
Bristol-Myers Squibb Co. CVR (a)	27,375	58,856

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$17,578
(COST $17,578)

Money Market Funds - 0.0%^		17,578
First American Gov’t. Obligations Fund Class X, 1.541% (b)	17,578	17,578

TOTAL INVESTMENTS - 99.8% (COST $121,272,400)		128,660,405

NET OTHER ASSETS AND LIABILITIES - 0.2%		206,028

NET ASSETS - 100.0%		$128,866,433

(a)	Non-income producing security.
(b)	Represents the 7-day yield at November 30, 2019.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
CVR	Contingent Value Right
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$13,661,285	$–	$–	$13,661,285
Consumer discretionary	13,314,544	–	–	13,314,544
Consumer staples	6,032,003	–	–	6,032,003
Energy	7,386,902	–	–	7,386,902
Financials	21,895,504	–	–	21,895,504
Health care	25,253,716	–	–	25,253,716
Industrials	10,065,879	–	–	10,065,879
Information technology	28,762,719	–	–	28,762,719
Materials	2,211,419	–	–	2,211,419
Total common stocks	128,583,971	–	–	128,583,971
Rights
Health care	58,856	–	–	58,856
Total rights	58,856	–	–	58,856
Short-term investments
Money market funds	17,578	–	–	17,578
Total short-term investments	17,578	–	–	17,578
Total investments	$128,660,405	$–	$–	$128,660,405

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2019.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
November 30, 2019

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of 9.78% for the fiscal year ended November 30, 2019, as compared to its benchmark, the Russell Midcap Index, which returned 14.96%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/19
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	9.78%	5.86%	5.08%	10.87%
Russell Midcap Index	14.96%	11.63%	8.88%	13.56%

Gross Expense Ratio as of 03/31/19 was 1.42%.

Net Expense Ratio after reimbursement as of 12/01/19 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2021, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Management Commentary

While the Fund’s lag for the fiscal year was technically caused by poor security selection, the main driver for this underperformance was a phenomenon we have discussed frequently. As “Growth” stock valuations have risen relative to “Value” stocks over the last three years, we have tilted the Fund more toward value, and growth has continued to outperform. During the Fund’s most recent fiscal year, the Russell Growth Midcap Index outperformed the Russell Value Midcap Index by 11.41%. Over the last three years, the outperformance has been a whopping 35.62%.

This is a divergence from the historical trend and suggests that investors are discounting the importance of valuation – how much they’re paying for corporate earnings and cash flow. It also signals that investors may be failing to acknowledge the risk that current rosy outlooks for growth stock companies might not reflect reality in a more challenging business environment.

Consequently, momentum has been carrying some stocks higher than we believe reasonable and driving others lower than we think justified. The question we’ve been asking ourselves repeatedly over the last few years is, “Is the growth or safety premium of Company X really worth THAT much more than only slightly worse metrics from Company Y?” Even when taking the potential for operational stumbles into account, we find ourselves questioning valuation discrepancies more and more frequently. We therefore continue to believe that the outperformance of growth vs. value is significantly overdone and expect the phenomenon to eventually reverse. We don’t know what the catalyst will be, but historically SOMETHING comes along to revert financial metrics to their means, and we have no reason to think this time is different.

While our strategy hasn’t changed over the last 10 years, investor preference clearly has. Our Growth at a Reasonable Price (GARP) strategy has driven us to own a number of stocks that are unloved in this environment, but that we believe have the potential to produce competitive returns. We believe that the Fund is well-positioned should investors begin to reallocate their resources to take advantage of these fundamental valuation discrepancies that have emerged.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Cash Flow is a measure of the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Sector Weightings at 11/30/19
% of Total Investments

Top 10 Equity Holdings at 11/30/19
		% of Fund’s
Company	Industry	Net Assets
Tivity Health, Inc.	Health Care Providers & Services	2.39%
First Horizon National Corp.	Banks	2.09%
LKQ Corp.	Distributors	2.07%
Alliance Data Systems Corp.	IT Services	2.03%
Hanger, Inc.	Health Care Providers & Services	1.96%
Northern Trust Corp.	Capital Markets	1.94%
Newell Brands, Inc.	Household Durables	1.91%
Lumber Liquidators Holdings, Inc.	Specialty Retail	1.80%
Freeport-McMoRan Inc.	Metals & Mining	1.78%
Associated Banc-Corp	Banks	1.78%

As of November 30, 2019, 99.4%, of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS
November 30, 2019

	Shares	Value
COMMON STOCKS - 99.3%		$44,797,041
(COST $39,648,109)

Communication Services - 1.6%		724,584
Entertainment - 1.6%
Activision Blizzard, Inc.	4,650	254,959
Take-Two Interactive Software, Inc. (a)	3,870	469,625

Consumer Discretionary - 17.2%		7,745,496
Automobiles - 1.0%
Harley-Davidson, Inc.	12,075	439,288
Distributors - 2.1%
LKQ Corp. (a)	26,450	933,156
Household Durables - 4.6%
D.R. Horton, Inc.	6,080	336,528
Newell Brands, Inc.	44,921	863,382
PulteGroup Inc.	8,685	344,360
TopBuild Corp. (a)	4,935	544,232
Internet & Direct Marketing Retail - 1.0%
Duluth Holdings Inc. Class B (a)	49,425	456,193
Leisure Products - 0.7%
Mattel, Inc. (a)	26,950	315,315
Specialty Retail - 5.6%
Bed Bath & Beyond Inc.	42,800	624,024
Lumber Liquidators Holdings, Inc. (a)	91,090	811,612
Party City Holdco Inc. (a)	313,489	605,034
Urban Outfitters, Inc. (a)	18,210	467,269
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.	29,705	447,654
Skechers U.S.A., Inc. Class A (a)	13,860	557,449

Consumer Staples - 5.5%		2,484,832
Beverages - 2.3%
MGP Ingredients, Inc.	9,925	452,778
Molson Coors Brewing Co. Class B	11,205	565,628
Food Products - 3.2%
The Hain Celestial Group, Inc. (a)	17,265	426,791
The J. M. Smucker Co.	5,165	542,790
The Kraft Heinz Co.	16,290	496,845

Energy - 3.7%		1,673,982
Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	3,510	138,750
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp.	15,200	140,600
Cheniere Energy, Inc. (a)	3,420	207,047
Devon Energy Corp.	10,345	226,452
Noble Energy, Inc.	19,100	396,516
Parsley Energy, Inc. Class A	12,900	193,242
Pioneer Natural Resources Co.	2,905	371,375

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.8%		$8,034,438
Banks - 8.8%
Associated Banc-Corp	37,408	802,028
CIT Group Inc.	17,080	777,482
First Horizon National Corp.	58,545	941,404
Regions Financial Corp.	14,785	246,022
SunTrust Banks, Inc.	6,970	493,755
Zions Bancorporation, N.A.	14,105	702,147
Capital Markets - 4.9%
Eaton Vance Corp.	12,990	612,738
Northern Trust Corp.	8,180	877,223
State Street Corp.	9,725	730,347
Consumer Finance - 1.4%
Discover Financial Services	7,329	622,012
Insurance - 1.6%
Fidelity National Financial, Inc.	9,710	462,487
Unum Group	9,175	282,040
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	13,010	484,753

Health Care - 13.9%		6,291,291
Biotechnology - 2.0%
Exact Sciences Corp. (a)	7,585	614,461
MiMedx Group Inc. (a)	20,015	145,909
Xencor, Inc. (a)	3,600	141,840
Health Care Providers & Services - 8.0%
Acadia Healthcare Co., Inc. (a)	15,660	503,626
Hanger, Inc. (a)	33,718	883,412
Henry Schein, Inc. (a)	2,180	150,202
McKesson Corp.	2,495	360,877
Premier, Inc. Class A (a)	17,575	624,615
Tivity Health, Inc. (a)	47,565	1,077,347
Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. (a)	36,200	540,828
Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (a)	23,790	451,772
Jazz Pharmaceuticals PLC (a)	5,270	796,402

Industrials - 13.0%		5,873,853
Building Products - 2.8%
A.O. Smith Corp.	11,605	561,682
Masco Corp.	15,130	704,301
Commercial Services & Supplies - 1.5%
Hudson Technologies, Inc. (a)	225,325	154,348
Mobile Mini, Inc.	13,665	518,723
Construction & Engineering - 1.0%
MasTec, Inc. (a)	6,855	454,761

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.7%
Regal Beloit Corp.	3,805	$310,983
Machinery - 5.5%
Ingersoll-Rand PLC	2,575	337,608
Kornit Digital Ltd. (a)	11,390	388,399
Mueller Water Products, Inc. Class A	30,225	340,938
REV Group, Inc.	31,025	403,325
SPX Corp. (a)	5,605	267,807
SPX Flow, Inc. (a)	16,265	770,961
Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. (a)	16,575	660,017

Information Technology - 16.4%		7,397,481
Communications Equipment - 2.4%
Lumentum Holdings Inc. (a)	8,575	631,635
Viavi Solutions Inc. (a)	28,771	432,140
Electronic Equipment, Instruments & Components - 1.6%
II-VI Inc. (a)	24,240	707,566
IT Services - 3.9%
Alliance Data Systems Corp.	8,550	914,080
Black Knight, Inc. (a)	6,490	408,935
Fiserv, Inc. (a)	3,723	432,762
Semiconductors & Semiconductor Equipment - 5.9%
Cypress Semiconductor Corp.	26,900	630,805
Infineon Technologies A.G. ADR	36,625	780,845
Marvell Technology Group Ltd.	18,204	480,039
NXP Semiconductors N.V.	6,850	791,723
Software - 1.5%
SS&C Technologies Holdings, Inc.	11,400	684,570
Technology Hardware, Storage & Peripherals - 1.1%
CPI Card Group Inc. (a)	150,397	178,972
Pure Storage, Inc. Class A (a)	20,125	323,409

Materials - 4.2%		1,895,489
Chemicals - 0.7%
Int’l. Flavors & Fragrances Inc.	2,105	297,289
Containers & Packaging - 1.5%
AptarGroup, Inc.	1,720	192,846
Crown Holdings, Inc. (a)	6,470	491,073
Metals & Mining - 2.0%
Freeport-McMoRan Inc.	70,625	803,713
Lundin Mining Corp.	20,400	110,568

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 4.8%		$2,144,815
Equity Real Estate Investment - 2.7%
DiamondRock Hospitality Co.	37,725	388,568
Host Hotels & Resorts Inc.	21,625	378,221
Kimco Realty Corp.	20,355	440,075
Real Estate Management & Development - 2.1%
Colliers Int’l Group Inc.	4,500	324,945
FirstService Corp.	2,200	210,958
Realogy Holdings Corp.	38,400	402,048

Utilities - 1.2%		530,780
Electric Utilities - 0.4%
Xcel Energy, Inc.	3,130	192,464
Multi-Utilities - 0.8%
MDU Resources Group, Inc.	11,650	338,316

SHORT-TERM INVESTMENTS - 0.1%		35,789
(COST $35,789)

Money Market Funds - 0.1%		35,789
First American Gov’t. Obligations Fund Class X, 1.541% (b)	35,789	35,789

TOTAL INVESTMENTS - 99.4% (COST $39,683,898)		44,832,830

NET OTHER ASSETS AND LIABILITIES - 0.6%		275,278

NET ASSETS - 100.0%		$45,108,108

(a)	Non-income producing security.
(b)	Represents the 7-day yield at November 30, 2019.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$724,584	$–	$–	$724,584
Consumer discretionary	7,745,496	–	–	7,745,496
Consumer staples	2,484,832	–	–	2,484,832
Energy	1,673,982	–	–	1,673,982
Financials	8,034,438	–	–	8,034,438
Health care	6,291,291	–	–	6,291,291
Industrials	5,873,853	–	–	5,873,853
Information technology	7,397,481	–	–	7,397,481
Materials	1,895,489	–	–	1,895,489
Real estate	2,144,815	–	–	2,144,815
Utilities	530,780	–	–	530,780
Total common stocks	44,797,041	–	–	44,797,041
Short-term investments
Money market funds	35,789	–	–	35,789
Total short-term investments	35,789	–	–	35,789
Total investments	$44,832,830	$–	$–	$44,832,830

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2019.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
November 30, 2019

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 4.70% for the fiscal year ended November 30, 2019, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned 5.88%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned 7.15%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/19
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	4.70%	4.21%	3.48%	4.18%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	5.88%	2.49%	1.91%	2.01%
Bloomberg Barclays U.S. Credit 1-5 Year Index	7.15%	3.24%	2.55%	2.98%

Gross Expense Ratio as of 03/31/19 was 0.71%.	30-Day SEC Yield as of 11/30/19 was 3.52%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Management Commentary

The fiscal year was one of yields dropping across the Treasury market curve, with corresponding impacts on corporate bonds, mortgage-backed securities, and other types of bonds. These declines occurred for a variety of reasons, including several interest-rate cuts by the Federal Reserve as well as fears of a trade-war-induced economic slowdown and/or recession. By the time the Fund’s fiscal year was over, Treasury rates had dropped anywhere from 109 to 121 basis points between the 1- and 30-year maturities.

We have attempted to keep the Fund’s exposure to interest-rate risk relatively modest. The duration of the Fund at the end of the fiscal year was 1.61, well below that of 2.67 for its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.65 for the Bloomberg Barclays U.S. Credit 1-5 Year Index. Consequently, it did not benefit as much from the dramatic interest rate retreat as those indices did.

Despite the short-term advantage the Fund would have gained over the past year from having had a longer duration, we do not feel such an approach would serve shareholders well over the intermediate term. Notwithstanding the negative interest rates that have been seen on sovereign debt in Europe and elsewhere, there is simply only a finite amount that rates can drop from current levels before they hit zero. Thus, we believe the future benefit from potential further declines in rates should be capped. We have yet to see a convincing argument as to why negative-yielding bonds make sense from an investment perspective. Most explanations offered by market participants come across as variations of the classic “greater fool” theories that have existed in bubble markets for ages. From the tulip bulb craze of 1634 through the technology bubble of the late nineties and the real estate bubble of the aughts, some investors have always believed they could sell an overpriced asset at a profit to someone else before prices came crashing back down to reality. We believe negative interest rates are merely the next incarnation of this phenomenon. In aggregate, it has never ended well.

Thus, despite the performance headwinds the Fund has experienced due to falling interest rates, we are quite optimistic about how the Fund is positioned going forward. We believe we have largely avoided a significant asset bubble within the fixed income markets. As we have noted before, our goal is to maintain a competitive SEC yield relative to the Fund’s benchmark. The Fund’s 30-day SEC yield was 3.52% at the end of the fiscal year. Given the passage of time necessary to earn this yield, we believe the next year could prove rewarding for shareholders.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 20 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Credit Ratings are provided by Standard & Poor’s, who assign a rating based on their analysis of the issuer’s creditworthiness. The highest rating given is AAA and the lowest is C.

The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted. Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. The highest rating assigned by Moody’s is AAA and the lowest is C.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
November 30, 2019

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of November 30, 2019, 54.04% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 41.75 % of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 4.23% of the Fund’s portfolio was rated below investment-grade and 27.09% of the Fund’s portfolio was not rated by Standard & Poor’s. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 11/30/19
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	54.04%
Asset-Backed Securities	13.63%
U.S. Government Agency Mortgage-Backed Securities	10.96%
U.S. Government & Agency Securities	9.96%
Commercial Mortgage-Backed Securities	4.70%
Taxable Municipal Bonds	2.24%
Convertible Bonds	1.86%
Sovereign Bonds	1.35%
Residential Mortgage-Backed Securities	1.26%
100.00%

Quality Composition at 11/30/19^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	20.92%
AAA	1.16%
AA	1.27%
A	10.66%
BBB	59.32%
BB and Below	6.04%
Not Rated	0.63%
100.00%

^ The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 11/30/19.

Top 10 Bond Holdings by Issuer at 11/30/19
% of Fund’s Net Assets
Freddie Mac REMIC	5.53%
Ginnie Mae REMIC Trust	4.56%
Federal Home Loan Banks	2.52%
County of Racine WI	1.66%
General Electric Co.	1.60%
Ford Motor Credit Co. LLC	1.52%
Becton Dickinson and Co.	1.49%
Federal Farm Credit Banks	1.38%
Fannie Mae	1.33%
Residual Funding Corp.	1.32%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS–98.3%				$3,724,759,836
(COST $3,746,783,592)

Asset-Backed Securities–13.5%				512,274,057
AASET Trust, Series 2018-1A B (g)	5.437	01/16/38	10,156,334	10,352,201
Air Canada, Series 2013-1B (g)	5.375	11/15/22	6,901,427	7,111,813
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,752,553	1,772,628
Air Canada, Series 2015-2B (g)	5.000	06/15/25	4,132,789	4,302,388
America West Airlines, Series 2001-1	7.100	10/02/22	2,081,952	2,146,419
American Airlines, Series 2013-2 A	4.950	07/15/24	321,803	336,609
American Airlines, Series 2014-1 B	4.375	04/01/24	114,324	118,158
American Airlines, Series 2015-1 B	3.700	11/01/24	2,882,113	2,910,118
American Airlines, Series 2015-2 B	4.400	03/22/25	4,524,805	4,662,931
American Airlines, Series 2016-1 B	5.250	07/15/25	576,688	610,032
Aqua Finance Trust, Series 2017-A C (g)	8.350	11/15/35	1,750,000	1,940,981
Blackbird Capital Aircraft Lease Securitization Ltd.,
Series 2016-1A A (g)	4.213	12/16/41	654,219	672,275
British Airways PLC, Series 2013-1 B (g)	5.625	12/20/21	13,141	13,256
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	5,636	5,750
Business Jet Securities, LLC, Series 2018-1 A (g)	4.335	02/15/33	5,341,879	5,403,303
Business Jet Securities, LLC, Series 2018-1 B (g)	6.048	02/15/33	3,350,346	3,459,262
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,920,400	1,950,893
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	21,275,000	22,321,304
CAL Funding II Ltd., Series 2012-1A A (g)	3.470	10/25/27	815,208	816,614
CAL Funding II Ltd., Series 2013-1A A (g)	3.350	03/27/28	2,163,333	2,165,024
Cibolo Canyons Special Improvement District (g)	4.250	08/20/34	2,520,000	2,538,900
CLIF V Holdings LLC, Series 2013-1A (g)	2.830	03/18/28	6,560,000	6,528,803
CLIF V Holdings LLC, Series 2013-2A (g)	3.220	06/18/28	7,767,338	7,771,576
CLIF V Holdings LLC, Series 2018-1H A (g)	6.020	08/19/43	2,955,103	3,075,591
Coinstar Funding, LLC, Series 2017-1A A2 (g)	5.216	04/25/47	16,818,750	17,295,069
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	6,407	6,483
Continental Airlines, Series 1999-2 C	6.236	09/15/21	81,655	82,197
Continental Airlines, Series 2012-1 B	6.250	10/11/21	3,480,997	3,519,086
Continental Airlines, Series 2012-2 B	5.500	04/29/22	6,129,224	6,255,506
Cronos Containers Program I Ltd., Series 2013-1A A (g)	3.080	04/18/28	4,132,458	4,130,654
Cronos Containers Program I Ltd., Series 2014-1A A (g)	3.040	08/18/29	822,430	821,857
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,430,659	1,430,659
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,359,277	1,494,966
Domino's Pizza Master Issuer LLC, Series 2017-1A A2I
(1 month LIBOR + 1.250%, floor 0.000%) (c)(g)	3.190	07/25/47	10,392,900	10,386,664
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	11,665,066	11,762,116
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	25,594,174	25,659,669
Element Rail Leasing LLC, Series 2014-1A B1 (g)	4.406	04/19/44	13,658,750	13,672,243
EngenCap ABS Trust, Series 2016-1 A (g)	3.670	12/21/26	18,413,528	18,246,499
Global Container Assets Ltd., Series 2015-1A A2 (g)	3.450	02/05/30	4,421,687	4,437,175
Global SC Finance II SRL (SEACO), Series 2013-1A A (g)	2.980	04/17/28	6,150,000	6,151,177
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (g)	3.190	07/17/29	3,808,000	3,810,863
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	14,242,091	12,411,052
HOA Funding LLC, Series 2014-1A A2 (g)	4.846	08/20/44	15,215,000	15,231,280
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,776,582	2,862,519
HP Communities LLC (g)	5.320	03/15/23	216,329	224,140

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	7,604,015	$5,440,386
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	944,768	956,834
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	17,701,609	18,067,910
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,787,816	2,870,399
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	22,630,206	23,354,318
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	3,811,855	3,811,853
MAPS Ltd., Series 2018-1A B (g)	5.193	05/15/43	2,208,673	2,278,608
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	19,950,000	20,678,973
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	8,229,303	8,259,646
Merlin Aviation Holdings D.A.C., Series 2016-1 B (g)	6.500	12/15/32	1,761,735	1,796,727
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	20,763,680	21,035,693
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	22,726,352	23,572,572
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	1,608,092	1,531,517
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	908,267	930,973
Norwegian Air Shuttle ASA, Series 2016-1 A (g)	4.875	11/10/29	5,871,812	5,655,732
Oportun Funding, LLC, Series 2018-A B (g)	4.450	03/08/24	5,000,000	5,067,297
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,464,286	1,481,659
PNMAC GMSR Issuer Trust, Series 2018-GT1 A
(1 month LIBOR + 2.850%, floor 2.850%) (c)(g)	4.558	02/25/23	4,000,000	4,024,236
PROP Limited, Series 2017-1 B (g)	6.900	03/15/42	4,660,015	4,684,337
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%) (c)(g)	2.205	03/02/25	9,595,539	9,303,949
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	10,205,719	10,536,250
S-Jets Limited, Series 2017-1 B (g)	5.682	08/15/42	12,847,028	13,263,090
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,702,762
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	15,000,495	15,625,277
Taco Bell Funding, LLC, Series 2016-1A A2II (g)	4.377	05/25/46	1,170,000	1,186,474
TAL Advantage V LLC, Series 2013-1A A (g)	2.830	02/22/38	3,290,625	3,276,695
TAL Advantage V LLC, Series 2014-1A B (g)	4.100	02/22/39	2,379,998	2,396,727
TAL Advantage V LLC, Series 2014-2A A2 (g)	3.330	05/20/39	1,810,417	1,811,253
Textainer Marine Containers V Ltd., Series 2017-1A B (g)	4.850	05/20/42	3,133,612	3,180,096
Textainer Marine Containers V Ltd., Series 2017-2A B (g)	4.750	06/20/42	547,192	555,114
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	28,500,000	27,878,700
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	4,252,954	4,421,419
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,495,492	1,553,501
US Airways, Series 2001-1 G	7.076	09/20/22	261,129	272,174
US Airways, Series 2013-1B	5.375	05/15/23	1,238,727	1,291,763
Wingstop Funding LLC, Series 2018-1 A2 (g)	4.970	12/05/48	626,850	640,440

Commercial Mortgage-Backed Securities–4.7%				176,565,755
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (c)(g)	4.515	06/15/31	12,000,000	11,999,332
COMM Mortgage Trust, Series 2012-CR1 D (c)(g)	5.320	05/15/45	4,774,000	4,934,342
COMM Mortgage Trust, Series 2012-CR3 E (c)(g)	4.752	10/15/45	5,000,000	3,810,113
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	9,435,000	9,041,074
COMM Mortgage Trust, Series 2013-CR9 D (c)(g)	4.246	07/10/45	4,898,000	3,573,628
COMM Mortgage Trust, Series 2013-CR11 D (c)(g)	5.116	08/10/50	5,000,000	5,053,168
COMM Mortgage Trust, Series 2014-CC17 D (c)(g)	4.850	05/10/47	5,210,000	5,324,947
COMM Mortgage Trust, Series 2014-CR19 D (c)(g)	4.747	08/10/47	8,650,000	8,640,750

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust, Series 2014-UBS4 D (c)(g)	4.672	08/10/47	9,740,000	$9,000,399
Credit Suisse Commercial Mortgage Securities Corp.,
Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (c)(g)	4.515	01/15/34	2,500,000	2,510,924
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (c)	3.354	08/15/48	5,795,000	4,743,646
GS Mortgage Securities Trust, Series 2010-C1 E (g)	4.000	08/10/43	17,741,000	17,548,867
GS Mortgage Securities Trust, Series 2012-GC6 D (c)(g)	5.651	01/10/45	8,834,852	9,076,086
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c)(g)	4.596	07/15/47	5,000,000	4,668,567
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 D (c)	4.100	07/15/45	5,000,000	5,026,741
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 D (c)(g)	4.557	09/15/47	4,966,000	4,525,670
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 D (c)(g)	3.951	11/15/47	9,226,000	8,299,235
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,744,581
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c)(g)	4.235	04/15/48	5,000,000	4,706,812
Morgan Stanley Capital I Trust, Series 2011-C2 B (g)	5.200	06/15/44	1,570,000	1,598,972
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(g)	5.488	06/15/44	1,000,000	1,009,009
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (g)	6.550	11/15/34	386,750	396,812
OBP Depositor LLC Trust, Series 2010-OBP A (g)	4.646	07/15/45	16,809,000	16,835,254
Palisades Center Trust, Series 2016-PLSD B (g)	3.357	04/13/33	4,500,000	4,455,567
Tharaldson Hotel Portfolio Trust, Series 2018-THL D
(1 month LIBOR + 2.000%, floor 2.100%) (c)(g)	3.770	11/11/34	4,900,986	4,903,994
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 D (c)(g)	4.480	12/10/45	5,300,000	5,251,161
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (g)	3.938	08/15/50	7,072,000	5,502,049
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(g)	5.230	06/15/44	5,000,000	4,992,506
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,391,549

Convertible Bonds–1.8%				69,820,484
Colony Capital, Inc.	5.000	04/15/23	5,000,000	4,924,504
Hope Bancorp Inc.	2.000	05/15/38	5,800,000	5,435,055
PennyMac Corp.	5.375	05/01/20	24,400,000	24,597,185
Two Harbors Investment Corp.	6.250	01/15/22	33,570,000	34,863,740

Corporate Bonds–53.6%				2,030,685,986
Acuity Brands Lighting, Inc.	6.000	12/15/19	285,000	285,352
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	15,670,000	15,771,855
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	580,000	592,868
Aircastle Ltd.	7.625	04/15/20	2,250,000	2,294,025
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,881,255
Aircastle Ltd.	5.500	02/15/22	1,590,000	1,691,410
Ameris Bancorp (5.750% to 03/15/22,
then 3 month LIBOR + 3.616%) (c)	5.750	03/15/27	5,000,000	5,137,096
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,191,290
Andeavor LLC	5.125	04/01/24	3,380,000	3,466,290
Arbor Realty Trust, Inc.	5.625	05/01/23	14,500,000	14,782,178
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,314,191

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Arbor Realty Trust, Inc. (g)	4.750	10/15/24	10,000,000	$9,958,002
Arconic Inc.	6.150	08/15/20	24,903,000	25,547,967
Arconic Inc.	5.400	04/15/21	7,202,000	7,423,139
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	4.499	12/15/66	29,783,000	26,830,909
Astoria Financial Corp.	3.500	06/08/20	2,730,000	2,737,024
Avana Bonhon, LLC (g)	6.125	09/15/24	5,000,000	5,005,799
Avery Dennison Corp.	5.375	04/15/20	1,401,000	1,416,372
BAC Capital Trust XIII (Greater of 4.000% or
3 month LIBOR + 0.400%, floor 4.000%) (c)(f)	4.000	12/16/19	2,600,000	2,301,000
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (c)(f)	5.200	06/01/23	2,500,000	2,606,250
Bank of America Corp. (4.0 times (USISDA10-USISDA02-0.250%),
floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	671,000	522,469
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (c)(f)	4.800	08/25/24	6,977,000	7,107,819
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	19,475,000	19,896,168
Barclays Bank PLC	5.140	10/14/20	2,124,000	2,173,259
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	2.750	03/16/23	4,435,000	4,397,303
Barclays Bank PLC (3 month LIBOR + 0.650%,
floor 1.650%, cap 6.000%) (c)	2.541	02/05/25	15,000,000	14,602,423
Barclays Bank PLC (5.0 times (USISDA30-USISDA05),
floor 0.000%, cap 10.000%) (c)	1.555	04/30/29	2,425,000	2,075,800
Barclays Bank PLC (8.0 times (USISDA30-USISDA05-0.250%),
floor 0.000%, cap 8.000%) (c)	0.272	08/28/29	2,721,000	2,266,593
Barclays PLC	2.875	06/08/20	636,000	637,463
Bay Banks of Virginia, Inc. (5.625% to 10/15/24,
then SOFRRATE + 4.335%) (c)(g)	5.625	10/15/29	3,000,000	3,015,166
BB&T Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (c)(f)	4.800	09/01/24	17,665,000	18,018,300
BCB Bancorp, Inc. (5.625% to 08/01/23,
then 3 month LIBOR + 2.720%) (c)(g)	5.625	08/01/28	9,000,000	9,327,562
Becton Dickinson and Co.	2.675	12/15/19	4,537,000	4,537,649
Becton Dickinson and Co. (3 month LIBOR + 0.875%) (c)	2.979	12/29/20	26,252,000	26,268,276
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	3.142	06/06/22	25,355,000	25,611,796
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(g)	6.250	10/19/75	7,951,000	8,179,194
Buckeye Partners, L.P.	4.875	02/01/21	572,000	580,095
Buckeye Partners, L.P.	3.950	12/01/26	2,212,000	2,050,567
Buckeye Partners, L.P.	4.125	12/01/27	3,494,000	3,214,490
Building Materials Corp. (g)	5.375	11/15/24	6,391,000	6,574,741
CA, Inc.	5.375	12/01/19	12,563,000	12,563,000
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	20,615,585
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,746,142
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	2,069,430
CBL & Associates LP	5.250	12/01/23	7,075,000	5,180,315
CBL & Associates LP	4.600	10/15/24	5,889,000	3,754,238
Centene Corp.	6.125	02/15/24	12,601,000	13,097,164
Charles Schwab Corp. (4.625% to 03/01/22,
then 3 month LIBOR + 3.315%) (c)(f)	4.625	03/01/22	7,719,000	7,950,570
Citadel LP (g)	4.875	01/15/27	10,000,000	10,444,852

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc. (4.0 times (USISDA10-USISDA02-0.250%),
floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	727,000	$540,088
Citigroup, Inc. (5.0 times (USISDA30-USISDA05),
floor 0.000%, cap 10.000%) (c)	1.185	12/20/33	1,485,000	1,178,199
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	5,103,082
Congressional Bancshares, Inc. (5.750% to 12/01/24,
then SOFRRATE + 4.390%) (c)(g)	5.750	12/01/29	5,000,000	4,995,576
ConnectOne Bancorp, Inc. (5.200% to 02/01/23,
then 3 month LIBOR + 2.840%) (c)	5.200	02/01/28	5,080,000	5,199,107
Continental Resources, Inc.	5.000	09/15/22	16,744,000	16,839,240
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%) (c)	5.875	06/01/28	8,250,000	8,495,238
Cowen Inc. (g)	7.250	05/06/24	10,000,000	10,291,979
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,171,040
Credit Suisse A.G. New York	5.400	01/14/20	9,115,000	9,149,578
CyrusOne LP / CyrusOne Finance Corp.	5.000	03/15/24	19,261,000	19,873,500
Delphi Financial Group, Inc.	7.875	01/31/20	3,608,000	3,639,368
Depository Trust & Clearing Corp. (4.875% to 06/15/20,
then 3 month LIBOR + 3.167%) (c)(f)(g)	4.875	06/15/20	850,000	856,375
Deutsche Bank AG	2.700	07/13/20	1,999,000	1,998,985
Deutsche Bank AG (3 month LIBOR + 0.970%) (c)	2.971	07/13/20	2,251,000	2,252,668
Deutsche Bank AG	2.950	08/20/20	5,697,000	5,708,774
Deutsche Bank AG (3 month LIBOR + 1.310%) (c)	3.209	08/20/20	2,000,000	2,001,316
Deutsche Bank AG	3.150	01/22/21	15,250,000	15,270,464
Deutsche Bank AG	4.250	02/04/21	175,000	177,606
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,215,500
Deutsche Bank AG	4.250	10/14/21	313,000	320,030
Discover Bank	7.000	04/15/20	4,274,000	4,348,825
Doctors Co. (g)	6.500	10/15/23	500,000	539,565
Dollar Tree, Inc. (3 month LIBOR + 0.700%) (c)	2.702	04/17/20	685,000	685,080
Drawbridge Special Opportunities Fund L.P. (g)	5.000	08/01/21	15,000,000	15,168,113
Durant Bancorp, Inc. (5.875% to 03/15/22,
then 3 month LIBOR + 3.742%) (c)(g)	5.875	03/15/27	8,500,000	8,726,590
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	12,704,000	12,953,599
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,599,341
Embraer Overseas Ltd.	6.375	01/15/20	13,550,000	13,644,850
Enogex LLC (g)	6.250	03/15/20	5,295,000	5,352,037
Enstar Group Ltd.	4.500	03/10/22	24,781,000	25,659,209
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	4.909	06/01/67	8,538,000	7,983,030
Enterprise Products Operating LLC (5.250% to 08/16/27,
then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,699,330
EQM Midstream Partners, LP	4.750	07/15/23	4,368,000	4,261,286
EQM Midstream Partners, LP	4.125	12/01/26	854,000	744,604
EQM Midstream Partners, LP	5.500	07/15/28	866,000	797,591
EQT Corp.	3.000	10/01/22	21,900,000	21,101,769
EQT Corp.	3.900	10/01/27	16,237,000	14,149,568
Equinix, Inc.	5.375	01/01/22	5,975,000	6,067,613
Equinix, Inc.	5.375	04/01/23	15,369,000	15,657,169

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	4.295	05/01/67	24,705,000	$23,407,987
Exelon Generation Co., LLC	2.950	01/15/20	8,395,000	8,399,567
Express Scripts Holding Co. (3 month LIBOR + 0.750%) (c)	2.664	11/30/20	16,250,000	16,252,299
F&M Financial Services Corp. (5.950% to 09/15/24,
then SOFRRATE + 4.840%) (c)(g)	5.950	09/15/29	9,000,000	9,154,945
FedNat Holding Co. (g)	7.500	03/15/29	9,000,000	9,225,000
Fidelity Federal Bancorp (6.875% to 10/15/23,
then 3 month LIBOR + 3.790%) (c)(g)	6.875	10/15/28	6,500,000	6,794,193
Fidelity Federal Bancorp (6.000% to 11/01/24,
then SOFRRATE + 4.650%) (c)(g)	6.000	11/01/29	7,000,000	7,048,912
Fifth Third Bancorp (3 month LIBOR + 3.129%) (c)(f)	5.233	12/30/19	25,010,000	25,002,497
Flagstar Bancorp, Inc.	6.125	07/15/21	41,271,000	42,887,478
Flushing Financial Corp. (5.250% to 12/15/21,
then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	4,030,000	4,130,979
Ford Holdings LLC	9.375	03/01/20	141,000	143,101
Ford Motor Credit Co. LLC	2.681	01/09/20	6,576,000	6,577,748
Ford Motor Credit Co. LLC (3 month LIBOR + 1.000%) (c)	3.012	01/09/20	486,000	486,370
Ford Motor Credit Co. LLC	8.125	01/15/20	31,723,000	31,947,337
Ford Motor Credit Co. LLC	2.450	02/20/20	100,000	99,487
Ford Motor Credit Co. LLC	2.459	03/27/20	750,000	750,219
Ford Motor Credit Co. LLC	2.425	06/12/20	3,375,000	3,374,649
Ford Motor Credit Co. LLC	3.157	08/04/20	7,825,000	7,854,043
Ford Motor Credit Co. LLC	3.000	08/20/20	300,000	299,540
Ford Motor Credit Co. LLC	2.343	11/02/20	5,951,000	5,930,363
Ford Motor Credit Co. LLC	4.300	12/20/20	100,000	100,041
Ford Motor Credit Co. LLC	4.450	12/20/20	100,000	99,486
Forethought Financial Group, Inc. (g)	8.625	04/15/21	19,086,000	20,446,843
FPL Group, Inc. (3 month LIBOR + 2.0675%) (c)	4.166	10/01/66	4,000,000	3,496,875
FS Investment Corp.	4.250	01/15/20	28,656,000	28,670,287
GATX Corp.	2.600	03/30/20	1,600,000	1,601,805
General Electric Capital Corp. (3 month LIBOR + 1.000%) (c)	3.001	04/15/23	10,075,000	10,069,083
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	2.271	05/05/26	5,148,000	4,826,804
General Electric Co. (5.000% to 01/21/21,
then 3 month LIBOR + 3.330%) (c)(f)	5.000	01/21/21	46,706,000	45,688,276
General Motors Financial Co., Inc.	3.150	01/15/20	6,918,000	6,920,426
Genworth Financial Inc.	7.700	06/15/20	2,918,000	2,961,770
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	3.514	11/29/23	6,736,000	6,968,209
Hainan Airlines Hong Kong Co., Ltd. (g)	3.625	02/07/20	14,737,000	14,749,853
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	13,780,000
Hanmi Financial Corp. (5.450% to 03/30/22,
then 3 month LIBOR + 3.315%) (c)	5.450	03/30/27	3,400,000	3,499,852
Hartford Financial Services Group, Inc. (3 month LIBOR + 2.125%,
floor 0.000%) (c)(g)	4.035	02/12/67	1,050,000	947,387
Hillshire Brands Co.	4.100	09/15/20	1,935,000	1,960,948
Home BancShares Inc. (5.625% to 04/15/22,
then 3 month LIBOR + 3.575%) (c)	5.625	04/15/27	4,950,000	5,100,690
Hospitality Properties Trust	4.250	02/15/21	2,676,000	2,714,005
Hospitality Properties Trust	4.500	03/15/25	720,000	734,878
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,370,116

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hospitality Properties Trust	4.950	02/15/27	1,549,000	$1,585,148
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,381,829
Howard Bancorp Inc. (6.000% to 12/06/23,
then 3 month LIBOR + 3.020%) (c)(g)	6.000	12/06/28	3,000,000	3,208,420
Husky Energy Inc.	7.250	12/15/19	15,173,000	15,196,564
International Lease Finance Corp.	4.625	04/15/21	220,000	227,115
Investar Holding Corp. (6.000% to 03/30/22,
then 3 month LIBOR +3.945%) (c)	6.000	03/30/27	500,000	514,150
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	869,915
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (c)(f)	5.419	01/01/20	7,730,000	7,760,920
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c)(f)	5.406	01/30/20	9,013,000	9,040,608
Kinder Morgan Inc.	3.050	12/01/19	4,666,000	4,666,000
Land O' Lakes, Inc. (g)	6.000	11/15/22	6,502,000	6,899,467
Lear Corp.	5.250	01/15/25	36,096,000	37,136,004
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	4.262	05/17/66	25,985,000	22,333,068
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	4.006	04/20/67	25,323,000	20,891,475
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	2.906	12/28/20	14,173,000	14,181,419
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (c)	2.778	12/01/21	1,042,000	1,043,106
Marathon Petroleum Corp.	5.375	10/01/22	24,027,000	24,291,590
Marathon Petroleum Corp.	5.125	04/01/24	23,732,000	24,337,870
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (c)	2.549	05/22/20	500,000	500,663
MBIA Inc.	6.400	08/15/22	32,446,000	32,283,770
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,069,991
MEDNAX, Inc. (g)	5.250	12/01/23	500,000	511,250
MEDNAX, Inc. (g)	6.250	01/15/27	4,521,000	4,600,118
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (c)	2.879	09/15/26	3,870,000	3,794,433
Meta Financial Group, Inc. (5.750% to 08/15/21,
then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	6,200,000	6,317,280
MetLife, Inc. (5.250% to 06/15/20, then 3 month LIBOR + 3.575%) (c)(f)	5.250	06/15/20	25,002,000	25,345,777
Metropolitan Bank Holding Corp. (6.250% to 03/15/22,
then 3 month LIBOR + 4.260%) (c)(g)	6.250	03/15/27	2,000,000	2,077,210
Midland States Bancorp, Inc. (5.000% to 09/30/24,
then SOFRRATE + 3.610%) (c)(g)	5.000	09/30/29	5,000,000	5,067,351
Minnwest Corp. (5.875% to 07/15/23,
then 3 month LIBOR + 2.980%) (c)(g)	5.875	07/15/28	6,000,000	6,192,174
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	2,096,401	2,096,401
Molson Coors Brewing Co.	2.250	03/15/20	1,563,000	1,563,557
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.750	04/01/21	130,000	130,488
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.750	06/09/23	100,000	101,875
MPLX LP (g)	6.250	10/15/22	37,312,000	37,921,081
MPLX LP (g)	6.375	05/01/24	2,847,000	2,978,110
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	26,820,000	28,051,843
Newport Realty Trust, Inc. (g)	6.250	12/01/24	10,000,000	9,998,302
NexBank Capital, Inc. (5.500% to 03/15/21,
then 3 month LIBOR + 4.355%) (c)(g)	5.500	03/16/26	18,500,000	18,734,635
Nexteer Automotive Group Ltd. (g)	5.875	11/15/21	1,200,000	1,220,980
Noble Holding Int'l. Ltd.	4.625	03/01/21	6,657,000	5,525,310
Northpointe Bancshares, Inc. (6.000% to 09/30/24,
then SOFRRATE + 4.905%) (c)(g)	6.000	09/30/29	5,000,000	5,075,841

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Northpointe Bank (6.875% to 10/01/23,
then 3 month LIBOR + 3.765%) (c)(g)	6.875	10/01/28	5,000,000	$5,210,663
Nutrien Ltd.	4.875	03/30/20	4,902,000	4,945,070
Office Properties Income Trust	3.600	02/01/20	11,767,000	11,778,678
Office Properties Income Trust	4.150	02/01/22	10,919,000	11,155,401
Office Properties Income Trust	4.250	05/15/24	13,441,000	13,881,927
Office Properties Income Trust	4.500	02/01/25	100,000	104,206
Old Second Bancorp, Inc. (5.750% to 12/31/21,
then 3 month LIBOR + 3.850%) (c)	5.750	12/31/26	1,945,000	1,986,960
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (c)	5.500	07/01/26	500,000	508,300
Orrstown Financial Services, Inc. (6.000% to 12/30/23,
then 3 month LIBOR + 3.160%) (c)	6.000	12/30/28	1,750,000	1,803,986
Pacific Continental Corp. (5.875% to 06/30/21,
then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	510,000	519,127
Pedcor Bancorp (7.250% to 02/15/24,
then 3 month LIBOR + 4.600%) (c)(g)	7.250	02/15/29	3,000,000	3,161,687
Pentair Finance S.A.	2.650	12/01/19	6,420,000	6,420,000
Perrigo Finance Unlimited Co.	3.500	03/15/21	1,300,000	1,307,187
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/21	130,000	130,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/22	2,738,000	2,714,043
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/22	1,000,000	990,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/23	3,841,000	3,783,385
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/23	1,705,000	1,679,425
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/24	4,799,000	4,715,018
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/24	1,815,000	1,783,238
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/25	1,530,000	1,489,838
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.532	09/15/26	1,415,000	1,363,706
Pinnacle Bank (4.875% to 07/30/20,
then 3 month LIBOR + 3.128%) (c)(g)	4.875	07/30/25	2,100,000	2,118,168
Preferred Bank (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (c)	6.000	06/15/26	10,000,000	10,281,922
Principal Financial Group, Inc. (4.700% to 05/15/20,
then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	26,065,000	26,097,581
Quest Diagnostics Inc.	4.750	01/30/20	3,724,000	3,738,594
QVC Inc.	4.375	03/15/23	2,195,000	2,272,526
RBB Bancorp (6.500% to 03/31/21,
then 3 month LIBOR + 5.160%) (c)(g)	6.500	03/31/26	2,000,000	2,040,127
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (c)	6.180	12/01/28	5,000,000	5,185,950
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	27,613,832
Reckson Operating Partnership, L.P.	7.750	03/15/20	874,000	887,275
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	4.784	12/15/65	33,029,000	30,882,115
Renasant Corp. (5.000% to 09/01/21,
then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,154,180
RenRe North America Holdings Inc.	5.750	03/15/20	2,950,000	2,977,798
SAIC, Inc.	4.450	12/01/20	27,134,000	27,526,358
Senior Housing Properties Trust	6.750	04/15/20	14,557,000	14,607,458
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,833,419
SESI LLC	7.125	12/15/21	38,264,000	28,506,680
Silversea Cruise Finance Ltd. (g)	7.250	02/01/25	35,256,000	37,406,616
SLM Corp. (d)	6.250	09/15/20	172,000	172,202

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (d)	6.750	12/15/20	306,000	$307,713
SLM Corp. (d)	6.750	12/15/20	95,000	95,532
SLM Corp. (d)	8.000	12/15/20	71,000	72,290
SLM Corp.	6.000	06/15/21	261,000	259,666
SLM Corp.	6.150	06/15/21	146,000	145,884
Smithfield Foods, Inc. (g)	2.700	01/31/20	2,315,000	2,314,874
Smithfield Foods, Inc. (g)	2.650	10/03/21	6,833,000	6,786,246
Southern California Edison Co.	2.900	03/01/21	3,829,000	3,858,579
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22,
then 3 month LIBOR + 3.950%) (c)(g)	5.875	01/31/27	2,000,000	2,073,719
Southern Star Central Corp. (g)	5.125	07/15/22	10,876,000	10,984,760
Southside Bancshares, Inc. (5.500% to 09/30/21,
then 3 month LIBOR + 4.297%) (c)	5.500	09/30/26	2,035,000	2,090,730
Standard Industries Inc. (g)	5.500	02/15/23	2,000,000	2,045,000
Steel Dynamics, Inc.	5.125	10/01/21	16,997,000	17,064,988
Steel Dynamics, Inc.	5.250	04/15/23	9,429,000	9,623,897
Steel Dynamics, Inc.	5.500	10/01/24	13,962,000	14,390,913
Stericycle, Inc. (g)	5.375	07/15/24	17,000,000	17,765,000
Tech Data Corp.	4.950	02/15/27	25,000,000	25,498,983
TECO Finance, Inc.	5.150	03/15/20	2,800,000	2,823,063
Texas State Bankshares, Inc. (5.750% to 06/15/24,
then 3 month LIBOR + 3.550%) (c)(g)	5.750	06/15/29	4,000,000	4,097,693
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	4.120	05/15/67	24,193,000	20,140,672
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,676,335
UTB Financial Holding Co. (6.500% to 09/01/23,
then 3 month LIBOR + 3.620%) (c)(g)	6.500	09/01/28	6,000,000	6,234,269
Valaris plc	8.000	01/31/24	12,306,000	6,696,556
Volunteer State Bancshares, Inc. (5.750% to 11/15/24,
then SOFRRATE + 4.365%) (c)(g)	5.750	11/15/29	9,000,000	9,063,692
Western Gas Partners LP	4.500	03/01/28	139,000	133,279
WT Holdings, Inc. (g)	7.000	04/30/23	18,000,000	18,334,260
ZF North America Capital, Inc. (g)	4.000	04/29/20	10,000,000	10,045,708

Residential Mortgage-Backed Securities–1.3%				47,164,479
COLT Mortgage Loan Trust, Series 2019-1 A2 (g)	3.909	03/25/49	3,503,412	3,527,513
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	298,847	294,433
Homeward Opportunities Fund I Trust, Series 2018-2 A1 (g)	3.985	11/25/58	35,391,258	36,019,106
Minnesota Housing Finance Agency	2.700	09/01/41	1,892,851	1,872,806
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (c)(g)	3.132	11/25/45	720,770	718,580
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (c)(g)	3.164	11/25/45	3,728,689	3,752,107
Sequoia Mortgage Trust, Series 2018-CH1 A11 (g)	3.500	02/25/48	328,067	335,007
WinWater Mortgage Loan Trust, Series 2015-A A5 (g)	3.500	06/20/45	644,881	644,927

Sovereign Bonds–1.3%				50,767,756
Bayerische Landesbank (3 month LIBOR + 1.160% where
(USISDA30-USISDA02) is greater than -0.250%) (c)	3.245	10/02/21	6,000,000	6,070,782
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,070,000
Petroleos Mexicanos	6.375	02/04/21	14,793,000	15,273,772

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Sovereign Bonds (continued)
Petroleos Mexicanos	3.500	01/30/23	6,025,000	$6,034,038
Petroleos Mexicanos	4.875	01/18/24	11,080,000	11,528,740
Syngenta Finance N.V. (g)	3.698	04/24/20	1,785,000	1,790,424

Taxable Municipal Bonds–2.2%				84,285,194
California Statewide Communities Development Authority	5.370	06/01/21	285,000	291,800
Casino Reinvestment Development Authority NJ	5.340	06/01/20	970,000	981,194
City of Newark NJ	3.057	04/01/20	700,000	701,519
County of Cuyahoga OH	5.000	12/01/19	5,000	5,000
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	577,329
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	62,900,000
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	679,619
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	44,791
Eastern Illinois University	5.600	04/01/20	585,000	586,088
Eastern Illinois University	5.700	04/01/21	125,000	125,244
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	791,983
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	1,850,000	1,869,739
Garza County TX Public Facility Corp.	6.200	10/01/20	440,000	434,390
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,535,000	1,537,625
New Jersey Sports & Exposition Authority	6.076	03/01/23	355,000	380,542
North Texas Tollway Authority	8.910	02/01/30	535,000	541,153
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	175,000	180,908
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	770,000	774,828
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	668,298
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	847,841
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,029,923
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	956,705
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	982,805
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	987,576
State of Illinois General Obligation	3.650	04/01/20	550,000	550,776
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	631,052
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,728,709
Utah Infrastructure Agency Telecommunications
Revenue and Refunding	3.500	10/15/23	2,480,000	2,497,757

U.S. Government Agency Mortgage-Backed Securities–10.9%				411,685,259
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	8,013,368	1,257,005
Fannie Mae Pool 890163	5.500	03/01/24	565,058	580,705
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	911,920	925,575
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	319,882	335,028
Fannie Mae REMIC, Series 2011-68 BD	3.500	05/25/38	453,135	454,592
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month
LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	4.842	02/25/41	7,324,535	813,962
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month
LIBOR + 6.500%, floor 0.000%, cap 6.500%) (c)	4.792	03/25/42	13,176,299	2,565,155
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month
LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	4.842	07/25/40	4,990,768	426,597
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month
LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	4.442	03/25/40	14,072,952	1,020,482

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month
LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	4.442	03/25/43	8,800,468	$1,831,095
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	4,889,048	306,498
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	13,689,694	1,000,555
Fannie Mae REMIC, Series 2013-71 AC	2.000	03/25/38	12,869,592	12,839,948
Fannie Mae REMIC, Series 2013-101 A	3.000	09/25/30	2,105,917	2,126,621
Fannie Mae REMIC, Series 2013-103 M	3.000	03/25/38	1,590,679	1,597,744
Fannie Mae REMIC, Series 2014-26 KA	4.000	04/25/39	1,069,663	1,086,917
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	214,962	218,744
Freddie Mac REMIC, Series 3925 VB	4.000	09/15/31	498,994	501,858
Freddie Mac REMIC, Series 3935 WA	3.000	10/15/25	1,182,303	1,187,798
Freddie Mac REMIC, Series 3936 LD	2.500	06/15/40	649,090	651,576
Freddie Mac REMIC, Series 3996 AJ	3.500	12/15/30	2,853,335	2,905,545
Freddie Mac REMIC, Series 4002 MI (IO)	4.000	01/15/39	14,810,323	580,255
Freddie Mac REMIC, Series 4050 EI (IO)	4.000	02/15/39	7,546,208	308,845
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month
LIBOR + 6.650%, floor 0.000%, cap 6.650%) (c)	4.885	02/15/41	5,197,309	598,216
Freddie Mac REMIC, Series 4073 AJ	3.000	08/15/38	3,484,883	3,512,599
Freddie Mac REMIC, Series 4103 BG	2.500	12/15/38	454,419	456,753
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	19,806,013	1,535,334
Freddie Mac REMIC, Series 4136 Class IH (IO)	3.500	09/15/27	6,705,629	516,661
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	7,075,196	525,499
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	3,785,130	424,492
Freddie Mac REMIC, Series 4227 AB	3.500	10/15/37	7,817,024	7,922,619
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month
LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	4.935	02/15/42	3,043,993	396,786
Freddie Mac REMIC, Series 4238 UA	3.000	08/15/29	736,973	743,302
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	8,911,892	397,190
Freddie Mac REMIC, Series 4310 BC	3.000	10/15/39	3,992,827	4,028,841
Freddie Mac REMIC, Series 4313 LC	2.000	03/15/28	1,546,475	1,544,464
Freddie Mac REMIC, Series 4327 A	4.000	02/15/40	939,095	955,790
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	2,158,684	2,215,410
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	665,881	682,074
Freddie Mac REMIC, Series 4364 SE (IO) (-1.0 times 1 month
LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	4.935	12/15/39	11,423,330	547,777
Freddie Mac REMIC, Series 4469 HA (d)	4.250	02/15/39	4,299,576	4,448,474
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	30,286,075	2,909,305
Freddie Mac REMIC, Series 4764 BA	4.000	06/15/42	1,124,367	1,135,823
Freddie Mac REMIC, Series 4764 TA	4.000	10/15/40	17,724,695	17,847,170
Freddie Mac REMIC, Series 4765 AB	4.000	06/15/40	519,265	527,682
Freddie Mac REMIC, Series 4776 DJ	4.000	04/15/41	1,730,066	1,749,763
Freddie Mac REMIC, Series 4776 NA	4.000	06/15/40	9,807,757	9,907,680
Freddie Mac REMIC, Series 4784 AC	3.500	05/15/40	10,087,937	10,209,384
Freddie Mac REMIC, Series 4784 GK	3.500	09/15/40	7,890,529	7,952,300
Freddie Mac REMIC, Series 4790 KA	4.000	07/15/40	5,553,926	5,589,230
Freddie Mac REMIC, Series 4791 GA	3.500	09/15/40	2,785,781	2,809,911
Freddie Mac REMIC, Series 4793 D	4.000	04/15/42	3,011,973	3,045,636
Freddie Mac REMIC, Series 4796 LB	3.500	03/15/40	13,888,414	14,051,499
Freddie Mac REMIC, Series 4799 MA	4.000	03/15/42	1,378,740	1,393,924

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Freddie Mac REMIC, Series 4799 NA	4.000	02/15/40	1,905,835	$1,922,087
Freddie Mac REMIC, Series 4800 TA	4.000	04/15/42	1,023,420	1,034,837
Freddie Mac REMIC, Series 4802 EA	4.000	05/15/42	2,179,533	2,203,854
Freddie Mac REMIC, Series 4807 GA	4.000	04/15/40	1,029,611	1,034,404
Freddie Mac REMIC, Series 4809 KA	4.000	03/15/40	10,303,819	10,383,619
Freddie Mac REMIC, Series 4828 MA	4.000	08/15/42	1,606,822	1,621,334
Freddie Mac REMIC, Series 4830 WA	4.000	04/15/44	8,025,641	8,118,105
Freddie Mac REMIC, Series 4843 PH	4.000	07/15/46	15,466,198	15,671,093
Freddie Mac REMIC, Series 4848 EA	4.500	08/15/43	8,011,577	8,170,120
Freddie Mac REMIC, Series 4848 WA	4.000	07/15/44	13,444,039	13,577,036
Freddie Mac REMIC, Series 4850 AB	4.000	02/15/43	2,176,237	2,203,426
Freddie Mac REMIC, Series 4852 TA	4.000	02/15/43	1,432,526	1,455,769
Freddie Mac REMIC, Series 4900 BZ	3.000	07/25/49	7,477,155	7,425,575
Freddie Mac REMIC, Series 4921 ZN	3.000	10/25/49	6,634,138	6,458,310
Freddie Mac REMIC, Series 4926 A	3.000	10/25/45	974,941	976,109
Freddie Mac REMIC, Series 4930 LA	4.500	11/15/42	10,335,980	10,495,748
Ginnie Mae, Series 78-2071X	7.000	05/15/33	17,192	19,760
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	661,352	679,686
Ginnie Mae REMIC Trust, Series 2011-109 B (c)	3.785	03/16/45	1,722,301	1,727,062
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (c)	0.943	04/16/53	37,024,088	1,011,909
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	515,859	513,129
Ginnie Mae REMIC Trust, Series 2013-30 A	1.500	05/16/42	26,572,961	26,171,547
Ginnie Mae REMIC Trust, Series 2013-33 A	1.061	07/16/38	41,845,896	40,700,808
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	352,558	348,040
Ginnie Mae REMIC Trust, Series 2013-40 A	1.511	10/16/41	10,066,252	9,961,426
Ginnie Mae REMIC Trust, Series 2013-45 AB	1.450	04/16/39	1,337,223	1,326,004
Ginnie Mae REMIC Trust, Series 2013-57 A	1.350	06/16/37	10,535,911	10,388,057
Ginnie Mae REMIC Trust, Series 2013-125 A	1.180	12/16/37	1,574,720	1,558,280
Ginnie Mae REMIC Trust, Series 2014-81 EK	3.000	12/20/42	1,197,075	1,210,389
Ginnie Mae REMIC Trust, Series 2015-71 DA (c)	2.141	09/16/49	12,284,749	12,213,589
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (c)	0.743	10/16/56	123,602,522	6,083,481
Ginnie Mae REMIC Trust, Series 2016-46 KB	2.250	03/20/42	2,831,510	2,829,043
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (c)	0.950	10/16/56	62,835,413	4,345,383
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	39,095,611	3,052,644
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (c)	0.727	01/16/60	202,160,674	12,825,862
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (c)	0.594	02/16/60	146,537,000	8,564,223
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	2,907,585	173,808
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	2,498,667	193,208
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (c)	0.695	12/16/60	119,514,812	8,193,457
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	7,029,974	589,896
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	5,624,578	641,202
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	3,548,100	280,498
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	3,125,950	275,292
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (c)	0.929	08/16/61	66,346,360	5,484,237
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (c)	0.845	06/16/61	64,921,852	4,688,650
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (c)	1.035	07/16/61	74,934,258	6,778,575

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities–9.0%				$341,510,866
Fannie Mae	1.550	12/27/19	870,000	869,783
Fannie Mae	1.250	12/30/19	100,000	99,958
Fannie Mae	1.300	12/30/19	150,000	149,952
Fannie Mae	1.350	12/30/19	100,000	99,969
Fannie Mae	1.375	12/30/19	433,000	432,921
Fannie Mae	1.580	12/30/19	210,000	209,990
Fannie Mae	1.750	01/17/20	284,000	284,031
Fannie Mae	1.070	01/27/20	495,000	494,498
Fannie Mae	1.650	01/27/20	900,000	899,735
Fannie Mae	1.700	01/27/20	1,120,000	1,119,939
Fannie Mae	1.350	01/30/20	1,000,000	999,489
Fannie Mae	1.600	01/30/20	19,501,000	19,498,230
Fannie Mae	1.500	02/20/20	125,000	124,966
Fannie Mae	1.200	02/24/20	1,000,000	998,624
Fannie Mae	1.250	02/25/20	102,000	101,907
Fannie Mae	1.500	02/28/20	510,000	509,762
Fannie Mae	1.750	03/06/20	125,000	125,033
Fannie Mae	1.220	03/30/20	400,000	399,438
Fannie Mae	1.400	06/05/20	1,000,000	998,449
Fannie Mae	1.500	06/26/20	14,472,000	14,452,099
Fannie Mae	1.500	07/30/20	499,000	498,491
Fannie Mae	1.550	08/25/20	1,633,000	1,631,148
Fannie Mae	1.875	10/30/20	500,000	500,121
Fannie Mae	1.500	11/27/20	2,219,000	2,214,909
Fannie Mae	1.500	11/30/20	1,000,000	998,041
Fannie Mae	2.000	11/30/20	1,000,000	1,003,039
Fannie Mae	1.500	12/24/20	150,000	149,587
Fannie Mae	1.600	12/24/20	255,000	254,366
Fannie Mae	1.500	12/30/20	100,000	99,720
Farmer Mac	1.525	01/10/20	1,000,000	999,667
Farmer Mac	1.640	01/27/20	150,000	149,969
Farmer Mac	1.475	04/03/20	180,000	179,809
Farmer Mac	1.920	12/14/20	2,000,000	2,000,038
Federal Farm Credit Banks	2.390	12/05/19	270,000	270,020
Federal Farm Credit Banks	3.050	12/06/19	231,000	231,042
Federal Farm Credit Banks	1.370	12/17/19	214,000	213,975
Federal Farm Credit Banks	1.440	12/19/19	500,000	499,951
Federal Farm Credit Banks	1.500	12/19/19	6,733,000	6,732,673
Federal Farm Credit Banks	1.625	01/03/20	105,000	105,000
Federal Farm Credit Banks	4.250	01/06/20	286,000	286,734
Federal Farm Credit Banks	1.240	01/13/20	100,000	99,955
Federal Farm Credit Banks	1.520	01/17/20	1,164,000	1,163,808
Federal Farm Credit Banks	4.600	01/29/20	110,000	110,531
Federal Farm Credit Banks	2.540	02/12/20	500,000	501,011
Federal Farm Credit Banks	1.490	03/02/20	1,000,000	999,286
Federal Farm Credit Banks	1.300	04/21/20	204,000	203,532
Federal Farm Credit Banks	1.450	04/27/20	5,900,000	5,894,875
Federal Farm Credit Banks	1.470	05/04/20	100,000	99,900

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Federal Farm Credit Banks	1.420	05/18/20	401,000	$400,229
Federal Farm Credit Banks	2.550	06/11/20	110,000	110,436
Federal Farm Credit Banks	1.290	07/13/20	100,000	99,777
Federal Farm Credit Banks	1.620	09/11/20	165,000	164,969
Federal Farm Credit Banks	1.380	11/02/20	390,000	388,339
Federal Farm Credit Banks	1.400	11/10/20	130,000	129,388
Federal Farm Credit Banks	1.400	12/14/20	300,000	299,186
Federal Farm Credit Banks	1.540	12/14/20	435,000	432,988
Federal Farm Credit Banks	2.700	12/21/20	110,000	111,272
Federal Farm Credit Banks	1.600	12/22/20	6,600,000	6,597,891
Federal Farm Credit Banks	1.420	01/12/21	310,000	309,102
Federal Farm Credit Banks	1.740	01/15/21	23,733,000	23,724,431
Federal Farm Credit Banks	2.120	01/15/21	300,000	300,055
Federal Farm Credit Banks	1.440	01/19/21	100,000	99,391
Federal Farm Credit Banks	4.330	12/05/30	1,550,000	1,550,231
Federal Home Loan Bank Discount Notes (e)	0.000	12/02/19	100,000	99,996
Federal Home Loan Banks	2.375	12/13/19	8,095,000	8,096,697
Federal Home Loan Banks	1.550	12/20/19	275,000	274,969
Federal Home Loan Banks	1.390	12/26/19	200,000	199,944
Federal Home Loan Banks (3 month LIBOR-0.140%,
floor 0.000%) (c)	1.973	12/26/19	120,000	120,018
Federal Home Loan Banks	1.450	12/27/19	200,000	199,954
Federal Home Loan Banks	1.500	12/27/19	510,000	509,903
Federal Home Loan Banks	2.000	12/27/19	170,000	170,025
Federal Home Loan Banks	1.625	12/30/19	11,000,000	10,998,888
Federal Home Loan Banks (d)	5.400	12/30/19	1,120,000	1,123,121
Federal Home Loan Banks	2.125	02/11/20	3,655,000	3,658,111
Federal Home Loan Banks	1.875	03/13/20	875,000	875,605
Federal Home Loan Banks	2.125	03/13/20	160,000	160,183
Federal Home Loan Banks	4.125	03/13/20	250,000	251,747
Federal Home Loan Banks	1.700	04/14/20	1,000,000	999,692
Federal Home Loan Banks (3 month LIBOR-0.230%,
floor 0.000%) (c)	1.672	05/04/20	11,590,000	11,585,780
Federal Home Loan Banks	1.500	05/15/20	1,000,000	999,101
Federal Home Loan Banks	2.625	05/28/20	2,065,000	2,074,572
Federal Home Loan Banks	1.750	06/12/20	420,000	420,306
Federal Home Loan Banks	1.875	06/12/20	165,000	165,182
Federal Home Loan Banks	3.375	06/12/20	630,000	635,701
Federal Home Loan Banks	1.450	06/15/20	100,000	99,874
Federal Home Loan Banks	1.975	06/16/20	35,000,000	35,024,008
Federal Home Loan Banks (3 month LIBOR + 0.125%,
floor 0.000%) (c)	2.224	07/01/20	5,000,000	5,009,291
Federal Home Loan Banks	1.240	07/13/20	800,000	797,406
Federal Home Loan Banks	1.800	08/28/20	1,100,000	1,099,472
Federal Home Loan Banks	1.625	09/11/20	200,000	199,838
Federal Home Loan Banks	4.625	09/11/20	165,000	168,786
Federal Home Loan Banks	1.740	09/25/20	250,000	249,874
Federal Home Loan Banks	1.375	09/28/20	5,000,000	4,987,334
Federal Home Loan Banks	2.450	09/28/20	1,495,000	1,504,728

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Federal Home Loan Banks	1.700	10/19/20	200,000	$199,973
Federal Home Loan Banks	1.375	12/11/20	250,000	249,065
Federal Home Loan Banks	1.875	12/11/20	1,800,000	1,804,186
Federal Home Loan Banks	3.125	12/11/20	200,000	202,837
Federal Home Loan Banks	5.250	12/11/20	195,000	202,016
Freddie Mac	1.500	12/20/19	190,000	189,988
Freddie Mac	1.500	12/26/19	1,800,000	1,799,903
Freddie Mac	1.250	12/30/19	328,000	327,886
Freddie Mac	1.375	12/30/19	475,000	474,908
Freddie Mac	1.500	12/30/19	510,000	509,922
Freddie Mac	1.500	01/17/20	2,725,000	2,724,463
Freddie Mac	1.300	02/13/20	5,495,000	5,491,600
Freddie Mac	2.000	02/21/20	130,000	130,111
Freddie Mac	1.500	02/24/20	247,000	246,942
Freddie Mac	1.800	04/13/20	300,000	300,062
Freddie Mac	1.350	04/28/20	150,000	149,788
Freddie Mac	1.375	05/01/20	1,786,000	1,783,886
Freddie Mac	1.700	05/18/20	500,000	500,019
Freddie Mac	1.625	05/29/20	215,000	215,057
Freddie Mac	1.500	06/24/20	2,175,000	2,171,067
Freddie Mac	1.500	06/30/20	105,000	104,952
Freddie Mac	1.550	08/21/20	125,000	124,963
Freddie Mac	1.625	09/29/20	290,000	289,980
Freddie Mac	1.700	09/29/20	455,000	454,814
Freddie Mac	1.875	11/17/20	5,455,000	5,465,945
Freddie Mac	2.000	11/30/20	100,000	100,383
Freddie Mac	2.650	06/04/24	5,945,000	5,945,211
Residual Funding Corp. (e)	0.000	07/15/20	43,031,000	42,561,146
Residual Funding Corp. (e)	0.000	10/15/20	7,539,000	7,422,826
Resolution Funding Corp. (e)	0.000	10/15/20	262,000	257,963
Tennessee Valley Authority	2.250	03/15/20	24,708,000	24,748,355
U.S. Treasury Inflation Indexed Bonds	1.375	01/15/20	11,873,500	11,882,024
U.S. Treasury Strip Coupon (e)	0.000	08/15/20	2,500,000	2,470,315
U.S. Treasury Strip Coupon (e)	0.000	02/15/21	10,000,000	9,796,884
U.S. Treasury Strip Principal (e)	0.000	08/15/20	2,000,000	1,976,319
U.S. Treasury Strip Principal (e)	0.000	02/15/21	10,000,000	9,797,345

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

			Shares or
	Rate (%)	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS–0.9%				$33,042,342
(COST $33,042,342)

Money Market Funds–0.0%^				100,000
First American Government Obligations Fund Class X (a)	1.541		100,000	100,000

U.S. Government & Agency Securities–0.9%				32,942,342
U.S. Treasury Bills (b)	1.574	12/03/19	521,000	520,951
U.S. Treasury Bills (b)	1.565	12/10/19	9,442,000	9,438,435
U.S. Treasury Bills (b)	1.563	12/17/19	7,135,000	7,130,146
U.S. Treasury Bills (b)	1.569	12/24/19	10,000,000	9,989,756
U.S. Treasury Bills (b)	1.534	12/26/19	872,000	870,865
U.S. Treasury Bills (b)	1.544	01/07/20	5,000,000	4,992,189

TOTAL INVESTMENTS–99.2% (COST $3,779,825,934)				3,757,802,178

NET OTHER ASSETS AND LIABILITIES–0.8%				30,820,042

NET ASSETS–100.0%				$3,788,622,220

(a)	Rate shown represents the 7-day yield at November 30, 2019.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at November 30, 2019.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at November 30, 2019.
(e)	Zero-coupon security.
(f)	Perpetual maturity; date shown represents next contractual call date.
(g)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At November 30, 2019, the aggregate value of these securities was $1,225,822,646, representing 32.4% of net assets.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2019

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
S. A.	Designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$512,274,057	$–	$512,274,057
Commercial mortgage-backed securities	–	176,565,755	–	176,565,755
Convertible bonds	–	69,820,484	–	69,820,484
Corporate bonds	–	2,030,685,986	–	2,030,685,986
Residential mortgage-backed securities	–	47,164,479	–	47,164,479
Sovereign bonds	–	50,767,756	–	50,767,756
Taxable municipal bonds	–	84,285,194	–	84,285,194
U.S. government agency mortgage-backed securities	–	411,685,259	–	411,685,259
U.S. government & agency securities	–	341,510,866	–	341,510,866
Total bonds	–	3,724,759,836	–	3,724,759,836
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	32,942,342	–	32,942,342
Total short-term investments	100,000	32,942,342	–	33,042,342
Total investments	$100,000	$3,757,702,178	$–	$3,757,802,178

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2019.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
November 30, 2019

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
Six-Month Period Ended November 30, 2019	Expense Ratio	Account Value	Account Value	Expenses Paid
	for the Period	06/01/19	11/30/19	During the Period*
LargeCap Fund
Actual	1.03%	$1,000.00	$1,147.24	$5.54
Hypothetical (5% return before expenses)	1.03%	$1,000.00	$1,019.84	$5.22
MidCap Fund
Actual	1.15%	$1,000.00	$1,128.03	$6.13
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.23	$5.82
Bond Fund
Actual	0.71%	$1,000.00	$1,019.34	$3.59
Hypothetical (5% return before expenses)	0.71%	$1,000.00	$1,021.44	$3.60

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2019 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (a)	$128,660	$44,833	$3,757,802
Cash	–	–	208
Due from sale of securities	753	900	6,095
Receivable from fund shares sold	2	40	9,758
Dividends and interest receivable	216	54	36,024
Prepaid expenses	9	6	125
Total assets	129,640	45,833	3,810,012
Liabilities
Due on purchase of securities	607	605	16,034
Payable for fund shares redeemed	43	61	3,190
Accrued expenses payable	31	27	121
Accrued directors expense payable	–	–	1
Due to Advisor	93	32	2,044
Total liabilities	774	725	21,390
Net assets	$128,866	$45,108	$3,788,622
Net assets consist of
Capital stock ($.001 par value)	$118,373	$39,171	$3,928,569
Total distributable earnings (accumulated deficit)	10,493	5,937	(139,947)
Net assets	$128,866	$45,108	$3,788,622
Net asset value per share
Shares of capital stock outstanding (unlimited
shares authorized)	1,720	3,671	328,934
Offering and redemption price	$74.93 (b)	$12.29	$11.52

(a) Cost of investments in securities	$121,272	$39,684	$3,779,826

(b)	Does not recalculate due to rounding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
Year Ended November 30, 2019 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$1	$1	$156,337
Dividends	2,416	639	–
Less foreign taxes withheld	(16)	(4)	–
Total investment income	2,401	636	156,337
Expenses
Investment advisory fees	1,135	418	22,393
Shareholder servicing costs	75	28	1,639
Administrative & accounting services fees	120	57	1,022
Custody fees	11	7	278
Directors fees	26	23	151
Federal & state registration	38	37	129
Professional fees	39	38	84
Interest expense from line of credit (see note 2)	2	2	2
Other expenses	36	30	604
Total expenses	1,482	640	26,302
Less expenses reimbursed by Advisor	(240)	(159)	–
Net expenses	1,242	481	26,302
Net investment income	1,159	155	130,035
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	2,505	808	4,037
Net unrealized appreciation (depreciation) on investments	12,093	2,360	38,031
Net realized and unrealized gain (loss)	14,598	3,168	42,068
Increase (Decrease) in net assets
resulting from operations	$15,757	$3,323	$172,103

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,	November 30,
	2019	2018	2019	2018	2019	2018
Operations
Net investment income	$1,159	$1,031	$155	$97	$130,035	$97,590
Net realized gain (loss) on investments	2,505	(9)	808	2,276	4,037	(24,455)
Net unrealized appreciation (depreciation)
on investments	12,093	1,306	2,360	(5,204)	38,031	(10,607)
Net increase (decrease) in net assets
resulting from operations	15,757	2,328	3,323	(2,831)	172,103	62,528
Distributions to shareholders
Total distributions to shareholders	(945)	(1,071)	(2,338)	(3,632)	(125,280)	(88,362)
Net increase (decrease) in net assets
resulting from distributions
to shareholders	(945)	(1,071)	(2,338)	(3,632)	(125,280)	(88,362)
Fund share transactions
Proceeds from shares sold	3,542	5,252	3,765	2,986	1,368,037	1,786,706
Reinvestment of distributions	910	1,042	2,305	3,593	116,735	83,667
Cost of shares redeemed	(12,115)	(14,839)	(6,976)	(5,939)	(1,398,167)	(809,987)
Net increase (decrease) in net
assets resulting from fund
share transactions	(7,663)	(8,545)	(906)	640	86,605	1,060,386
Total increase (decrease) in net assets	7,149	(7,288)	79	(5,823)	133,428	1,034,552
Net assets
Beginning of year	121,717	129,005	45,029	50,852	3,655,194	2,620,642
End of year	$128,866	$121,717	$45,108	$45,029	$3,788,622	$3,655,194

Share transactions
Shares sold	52	77	333	226	119,819	156,036
Shares issued in reinvestment of
distributions	16	16	243	274	10,266	7,331
Shares redeemed	(182)	(220)	(650)	(460)	(122,481)	(70,819)
Net increase (decrease) in fund
shares outstanding	(114)	(127)	(74)	40	7,604	92,548

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2019

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statement of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 6, 2020, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 4.75% as of November 30, 2019. As of November 30, 2019, the limits established are: LargeCap Fund - $6,000,000, MidCap Fund - $2,000,000 and Bond Fund - $160,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn upon during the year; however, as of November 30, 2019, there were no borrowings by the Funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the fiscal year ended November 30, 2019.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$37,312	5.30%	$2,007	$727,000	06/28/2019 - 06/30/2019
MidCap Fund	$36,405	5.43%	$2,002	$1,900,000	12/20/2018
Bond Fund	$30,866	5.25%	$1,643	$11,266,000	12/05/2018

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

PERMANENT BOOK AND TAX DIFFERENCES - GAAP requires that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2019, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in notes 3 and 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

Effective December 1, 2019, the Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2021 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. Prior to December 1, 2019, the applicable expense limitation percentages were LargeCap Fund - 1.03%, MidCap Fund - 1.15% and Bond Fund – 0.80%. For the fiscal year ended November 30, 2019, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $239,592 and $158,801, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of November 30, 2019, affiliated shareholders held 22.62% of the MidCap Fund’s outstanding shares. Transactions by the shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the fiscal year ended November 30, 2019, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$41,544
MidCap Fund	$37,208
Bond Fund	$342,530

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the fiscal year ended November 30, 2019, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$20,842
MidCap Fund	$3,341
Bond Fund	$1,113,625

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

NOTE 4 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the fiscal year ended November 30, 2019 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$28,489,709	$35,491,511	$–	$–
MidCap Fund	$14,236,052	$17,597,222	$–	$–
Bond Fund	$1,479,537,238	$1,524,978,084	$2,639,136,674	$2,006,826,261

NOTE 5 – INCOME TAX INFORMATION
At November 30, 2019, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$121,667,501	$40,199,329	$3,779,874,594

Unrealized appreciation	$21,424,399	$10,735,309	$34,086,486
Unrealized depreciation	(14,431,495)	(6,101,808)	(56,158,903)
Net unrealized appreciation (depreciation)	$6,992,904	$4,633,501	($22,072,417)
Distributable ordinary income	1,577,004	154,424	27,770,883
Distributable long-term capital gains	1,923,289	1,149,402	–
Post-October losses	–	–	(420,904)
Capital loss carryforwards	–	–	(145,224,247)
Total distributable earnings
(accumulated deficit)	$10,493,197	$5,937,327	($139,946,685)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The tax basis post-October losses as of November 30, 2019 and capital loss carryforward as of November 30, 2019, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses
Short-term	$–	$–	$420,904
Long-term	–	–	–
Total Post-October losses	$–	$–	$420,904
Net capital loss carryforward
Short-term	$–	$–	$17,604,910
Long-term	–	–	127,619,337
Total capital loss carryforward	$–	$–	$145,224,247

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

During the fiscal year ended November 30, 2019, the LargeCap Fund and Bond Fund utilized capital loss carryforwards in the amount of $363,087 and $3,490,476, respectively. Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during fiscal years ended November 30, 2019 and November 30, 2018 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Fiscal year ended November 30, 2019
Distributions paid from
Ordinary income	$945,393	$201,013	$125,280,042
Long-term capital gains	–	2,137,435	–
Total distributions paid	$945,393	$2,338,448	$125,280,042

Fiscal year ended November 30, 2018
Distributions paid from
Ordinary income	$878,543	$154,749	$88,361,797
Long-term capital gains	192,000	3,477,629	–
Total distributions paid	$1,070,543	$3,632,378	$88,361,797

The following distributions were declared on December 19, 2019, payable to shareholders on December 20, 2019:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Ordinary income distributions
Amount	$1,577,752	$154,503	$35,867,787
Per Share	$0.94	$0.04	$0.11
Long-term capital gains distributions
Amount	$1,923,676	$1,150,706	$–
Per Share	$1.14	$0.32	$–

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Year Ended November 30,
	2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$66.36	$65.77	$57.48	$50.72	$53.40
Income from investment operations Net investment income	0.68	0.55	0.37	0.47	0.35
Net realized and unrealized gains (losses) on investments	8.41	0.59	8.38	6.64	(2.75)
Total from investment operations	9.09	1.14	8.75	7.11	(2.40)
Less distributions
Distributions from net investment income	(0.52)	(0.45)	(0.46)	(0.35)	(0.28)
Distributions from net realized gains	–	(0.10)	–	–	–
Total distributions	(0.52)	(0.55)	(0.46)	(0.35)	(0.28)
Net asset value, end of period	$74.93	$66.36	$65.77	$57.48	$50.72
Total return	13.93%	1.72%	15.32%	14.16%	(4.52% )
Ratios and supplemental data
Net assets, end of period (millions)	$128.9	$121.7	$129.0	$117.5	$111.9
Ratios to average net assets: Ratios of expenses	1.03%	1.05%	1.10%	1.13%	1.15%
Ratio of expenses without reimbursement	1.23%	1.21%	1.22%	1.25%	1.22%
Ratio of net investment income	0.96%	0.80%	0.59%	0.90%	0.64%
Ratio of net investment income without reimbursement	0.76%	0.64%	0.47%	0.78%	0.57%
Portfolio turnover rate	24%	29%	89%	32%	45%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Year Ended November 30,
	2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$12.02	$13.73	$12.53	$12.07	$14.04
Income from investment operations Net investment income	0.04	0.03	0.01	0.01	– (a)
Net realized and unrealized gains (losses) on investments	0.93	(0.75)	1.78	1.45	(0.64)
Total from investment operations	0.97	(0.72)	1.79	1.46	(0.64)
Less distributions Distributions from net investment income	(0.03)	(0.01)	(0.01)	– (a)	–
Distributions from net realized gains	(0.67)	(0.98)	(0.58)	(1.00)	(1.33)
Total distributions	(0.70)	(0.99)	(0.59)	(1.00)	(1.33)
Net asset value, end of period	$12.29	$12.02	$13.73	$12.53	$12.07
Total return	9.78%	(5.85% )	14.78%	13.82%	(5.10% )
Ratios and supplemental data
Net assets, end of period (millions)	$45.1	$45.0	$50.9	$43.8	$38.4
Ratios to average net assets: Ratios of expenses	1.15%	1.15%	1.20%	1.25%	1.30%
Ratio of expenses without reimbursement	1.53%	1.42%	1.44%	1.50%	1.49%
Ratio of net investment income	0.37%	0.19%	0.06%	0.06%	0.01%
Ratio of net investment loss without reimbursement	(0.01% )	(0.08% )	(0.18% )	(0.19% )	(0.18% )
Portfolio turnover rate	34%	30%	29%	34%	27%

(a)	Less than .005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Year Ended November 30,
	2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$11.38	$11.45	$11.22	$10.98	$11.69
Income from investment operations Net investment income	0.40	0.36	0.35	0.49	0.49
Net realized and unrealized gains (losses) on investments	0.13	(0.09)	0.27	0.26	(0.72)
Total from investment operations	0.53	0.27	0.62	0.75	(0.23)
Less distributions Distributions from net investment income	(0.39)	(0.34)	(0.39)	(0.51)	(0.48)
Distributions from net realized gains	–	–	–	–	–
Total distributions	(0.39)	(0.34)	(0.39)	(0.51)	(0.48)
Net asset value, end of period	$11.52	$11.38	$11.45	$11.22	$10.98
Total return	4.70%	2.37%	5.57%	7.05%	(2.04% )
Ratios and supplemental data
Net assets, end of period (millions)	$3,788.6	$3,655.2	$2,620.6	$2,020.5	$2,744.5
Ratios to average net assets: Ratios of expenses	0.71%	0.71%	0.71%	0.72%	0.71%
Ratio of net investment income	3.49%	3.21%	3.01%	4.16%	3.98%
Portfolio turnover rate	53%	39%	43%	20%	29%

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Thompson IM Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thompson IM Funds, Inc., comprising Thompson LargeCap Fund, Thompson MidCap Fund, and Thompson Bond Fund (the “Funds”), as of November 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 23, 2020

DIRECTORS AND OFFICERS (Unaudited)
Information as of December 31, 2019

Name and Birth Date	Position(s) Held with Thompson IM Funds, Inc. and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Thompson IM Funds Overseen by Director	Other Directorships Held by Director
Independent Directors
George E. Austin Birth date: 9/15/52	Director since 2011	●President of AVA Civic Enterprises Inc. (consulting firm), since 2011 ●Director of W. Jerome Frautschi Foundation Inc. (private foundation), since 2012; President from 1998 to 2012 ●Director of the Home Savings Bank since 1998 ●Director of Overture Development Corporation (support organization for Overture Center Foundation), since 2001; President from 2001 to 2009	3	None
Cornelia Boyle Birth date: 9/23/53	Director since 2015	●Currently retired ●Director of North Track Funds, Inc. (investment company) from 2003 to 2009 ●Trustee of Ziegler Exchange Traded Trust (investment company) from 2005 to 2009 ●Executive Vice President and Chief Operations Officer, AIG Sun America Retirement Markets, Inc. (distribution and marketing company for variable annuity and retirement products) from 2000 to 2003 ●Executive Vice President, Fidelity Investments from 1996 to 2000	3	None
Patricia Lipton Birth date: 12/9/42	Chairman since 2018 Director since 2007	●Currently retired ●Executive Director, State of Wisconsin Investment Board (“SWIB”) from 1989 to 2004 ●Assistant Executive Director, SWIB from 1982 to 1989 ●Former Director, State Tax Policy Bureau of the Wisconsin Department of Revenue	3	None
Joyce Minor Birth date: 5/1/66	Director since 2019	●Professor of Economics, Macalester College, since 2008 ●Senior Vice President, Equity Research, Lehman Brothers (investment bank), 1996-2004 ●Vice President, Equity Research, Duff & Phelps (financial advisory and consultancy firm), 1994-1996	3	None

DIRECTORS AND OFFICERS (Unaudited) (Continued)
Information as of December 31, 2019

Name and Birth Date	Position(s) Held with Thompson IM Funds, Inc. and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Thompson IM Funds Overseen by Director	Other Directorships Held by Director
Interested Directors and Officers
Jason L. Stephens(2) Birth date: 10/15/74	Director since 2011 Chief Executive Officer since 2015 Vice President from 2009 to 2015	●Chief Executive Officer of Thompson Investment Management (“TIM”) since 2015 ●Chief Operating Officer of TIM from 2009 to 2015 ●Corporate Secretary of TIM since 2004 ●Portfolio Manager of TIM since 2007 ●A Chartered Financial Analyst	3	None
John W. Thompson(2) Birth date: 7/26/43	Director since 1987 President since 2009 Chief Executive Officer from 2005 to 2015	●Chairman of TIM since 2015 ●President of TIM since 2004 ●President of Thompson Plumb & Associates, Inc. (“TPA”) (investment advisor) from 1984 to 2003 ●A Chartered Financial Analyst	3	None
James T. Evans Birth date: 6/6/75	Vice President since 2009	●Chief Investment Officer of TIM since 2009 ●Portfolio Manager of TIM since 2008 ●Managing Director of Nakoma Capital Management from 2000 to 2005 ●A Chartered Financial Analyst	N/A	N/A
Penny M. Hubbard Birth date: 6/2/61	Chief Financial Officer and Treasurer since 2005	●Vice President of TIM since 2004 ●Assistant Vice President - Client Services of TPA and various other capacities 1984-2004	N/A	N/A
Nedra S. Pierce Birth date: 10/2/61	Chief Compliance Officer since 2006	●Chief Compliance Officer of TIM since 2006 ●Director of Business Development of TIM from 2004 to 2006 and since 2010 ●Director of Business Development of TPA from 1998 to 2003	N/A	N/A
Lesley T. Bailey Birth date: 9/30/78	Secretary since 2010	●Fund Accounting and Administration at TIM since 2004 ●Fund Accounting and Administration at TPA from 2001 to 2004	N/A	N/A
Sarah M. Baumgartner Birth date: 2/21/84	Assistant Secretary since 2012	●Fund Accounting and Administration at TIM since 2007	N/A	N/A

The address of each Director and officer as it relates to the Company’s business is 1255 Fourier Dr., Suite 200, Madison WI 53717.

(1) Officers of the Company serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Investment Company serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2) Jason L. Stephens and John W. Thompson are “interested persons” of the Company by virtue of their position with the Company and TIM.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT or N-Q. The Funds’ Forms N-PORT or N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT or N-Q are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreements

The Investment Company Act of 1940 (the “Act”) requires that the existing Investment Advisory Agreement (the “Existing Agreement”) for Thompson IM Funds, Inc. (the “Funds”) be approved annually by a vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Agreement or “interested persons” of the Funds as that term is defined in the Act (the “Independent Directors”). In addition, the Act requires that the Board of Directors, including a majority of the Independent Directors, approve any proposed new investment advisory agreement for the Funds.

At its meeting on November 13, 2019, the Board of Directors of the Funds voted unanimously to renew the Existing Agreement between the Funds and Thompson Investment Management, Inc. (the “Advisor”) for each of the LargeCap Fund, the MidCap Fund, and the Bond Fund. In addition, the Board of Directors of the Funds voted unanimously to approve a proposed Investment Advisory Agreement (the “Proposed Agreement”) between the Funds and the Advisor for each of the LargeCap Fund, the MidCap Fund, and the Bond Fund (each of these series of the Funds is sometimes referred to as a “Fund” in this section) and to recommend that the shareholders of each of the Funds approve the Proposed Agreement. The approvals of the Existing Agreement and the Proposed Agreement included the approval of all of the Independent Directors.

The Board’s approval of both the Existing Agreement and the Proposed Agreement was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the performance of each of the Funds in comparison to its benchmark index and to a peer group of mutual funds; (3) the management fees and total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds and with respect to fees charged by the Advisor to other clients whose assets are managed under similar objectives and strategies; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Existing Agreement or approve the Proposed Agreement and with individual Board members giving different weight to different factors in each case.

In connection with the approval process, both the Independent Directors as well as the full Board met separately in person on November 13, 2019, and the full Board met by telephone on November 7, 2019, to consider information relevant to the approval process. The Independent Directors and the full Board are referred to collectively as the “Board” in this section.

To facilitate evaluation of the Existing Agreement and the Proposed Agreement, the Board worked with the Advisor and independent legal counsel to request, obtain, and review information prepared or compiled by the Advisor as well as an independent analysis of each Fund’s performance, expenses, and profitability prepared by Broadridge, a leading independent provider of data for independent directors of investment companies for purposes of their review of investment advisory agreements. Information reviewed included a memorandum from Fund counsel discussing the fiduciary duty of Directors under Section 15(c) of the Act; an executive summary and memorandum from Fund management providing its recommendation for renewal of the Existing Agreement and approval of the Proposed Agreement; the Advisor’s analysis of profitability of the Advisor through its relationship with the Funds, including under the Existing Agreement and the Proposed Agreement as well as the profitability of related service contracts with the Advisor; a separate profitability comparison prepared by Broadridge; a detailed statistical report from Broadridge comparing each Fund’s respective performance and expenses with both a comparison “group” and a comparison “universe” and a report from Broadridge outlining its methodology in preparing that report; supplementary performance information as of the most recent calendar quarter for the Funds, including a comparison of each Fund’s performance to an applicable category of funds as determined by Morningstar, Inc., a ranking service widely recognized in the mutual fund industry; information regarding the composition of and fees charged for standardized investment products offered to separately managed account clients of the Advisor; the Advisor’s Form ADV, which, among other things, showed fees charged by the Advisor to manage the investments of other clients with objectives and programs similar to the Funds; the Existing Agreement, the Proposed Agreement (including a comparison of the Proposed Agreement and the Existing Agreement) and other service agreements with the Advisor; and background information on the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer. In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Fund’s portfolio managers and reports from the Funds’ Chief Compliance Officer. Throughout the review and approval process, the Independent Directors were represented by independent legal counsel. The Board consulted with independent legal counsel and the Advisor throughout the review and approval process to evaluate the information provided, including the methodology employed by Broadridge in the reports produced for the Board, and to confirm that the content of the information produced as a result of its follow-up requests was satisfactory.

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Existing Agreement and the Proposed Agreement, services required to be provided under other agreements with the Advisor and with affiliates of the Advisor, and additional services provided by the Advisor that were not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. It noted that in addition to considering these factors at this meeting, it had also considered many of these factors during the course of its quarterly meetings over the past year as well as at its November 7 special telephonic meeting. The Board noted that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology and administrative services necessary for operation of the Funds; and performs regular compliance and risk-analysis functions for the Funds.

The Board considered certain specific factors related to approval of the Proposed Agreement. The Board discussed differences between the Proposed Agreement and the Existing Agreement, noting in particular that the nature, extent, and quality of services provided by the Advisor were not expected to change in any material respect under the Proposed Agreement. The Board observed that the portfolio managers of the Funds were expected to remain the same and that the compensation payable to the Advisor under the Proposed Agreement is the same as that under the Existing Agreement. The Board considered that the Advisor has agreed to bear the expenses associated with obtaining shareholder approval of the Proposed Agreement. In addition, the Board considered that the Advisor had represented to the Board that it will use its best efforts to comply with the conditions of Section 15(f) of the Act, including that no “unfair burden” (as defined in the Act) will be imposed on a Fund as a result of the anticipated change of control of the Advisor that was precipitating the Board’s evaluation of the Proposed Agreement for so long as the requirements of Section 15(f) apply. The Board determined that the terms of the Proposed Agreement were reasonable and that all material terms of the Proposed Agreement were materially similar to those provided under the Existing Agreement.

For both the Existing Agreement and the Proposed Agreement, the Board believed that the nature, extent, and quality of services provided by the Advisor were comparable to those provided by advisors to comparable funds and that such services were adequate for the Funds’ needs, and were being performed by the Advisor in a competent and appropriate manner.

The Board reviewed the one-, two-, three-, four-, five- and ten-year investment performances of each Fund.

The Board observed that the investment performance for the LargeCap Fund was near the median of its Broadridge performance group for the three- and ten-year periods, although it ranked in the bottom 20 percent for the one-, two- and four-year periods and the bottom 40 percent for the five-year period and compared less favorably relative to its performance universe, in which it ranked in the bottom 20 percent for all but the three- and ten-year periods.

The Board observed that the performance of the MidCap Fund ranked in the top 60 percent of both its performance group and performance universe for the ten-year period, but in the bottom 40 percent or bottom 20 percent for all other periods.

The Board noted that the Bond Fund ranked in the top 20 percent of both its performance group and its performance universe for every period measured other than the one-year period, for which it ranked in the bottom 20 percent.

After considering the performances of the LargeCap Fund, MidCap Fund, and Bond Fund, the Board determined that relative to the performances of comparable funds and to each Fund’s benchmark index, the performance of each Fund was within an acceptable range and was generally in line with its expectations in light of current market conditions and the strategies employed by the Advisor.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board compared information relating to the various management fees charged to separately managed accounts of the Advisor that have relatively analogous investment objectives as those of a Fund. Among the information reviewed by the Board was information relating to standardized investment products offered to separately managed account clients of the Advisor. The Board determined that these standardized products in most instances had investment objectives and styles that were sufficiently different from the investment objectives and styles of any of the Funds so as to make the comparison inapt. With respect to those standardized products available to separately managed account clients of the Advisor that the Board determined to be sufficiently similar in investment objective and strategy to a Fund to be relevant for comparative purposes, the Board determined that in light of the significantly different level of services and resources required for the management of these products and the Funds, the management fees charged by the Advisor with respect to each of the Funds were reasonable relative to the management fees charged by the Advisor with respect to the relevant standardized separately managed account product.

ADDITIONAL INFORMATION (Unaudited) (Continued)

The information provided by Broadridge indicated that the advisory fees of the LargeCap Fund, after taking into account the waiver of a portion of those fees, were in the highest 40 percent of the Fund’s Broadridge comparison group and highest 20 percent of the Fund’s comparison universe. That information indicated that the actual total expense ratio of the LargeCap Fund was among the highest 40 percent of its comparison universe, although its actual total expense ratio was in the middle quintile of its comparison group. The Board observed that the Advisor was proposing to institute a more substantial fee waiver that would further lower the ceiling on the maximum total expense ratio that the Fund could incur from 1.03 percent to 0.99 percent of average daily net assets of the Fund. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the LargeCap Fund were reasonable.

The Board noted that the MidCap Fund’s contractual management fee ranked among the highest 40 percent of funds in the MidCap Fund’s Broadridge comparison group, though after taking into account the waiver of a portion thereof by the Advisor, its actual management fees and total expenses ranked in the middle quintile of its comparison group. The Board observed that the total expense ratio and the non-management expense ratio of the Fund continued to be relatively high as compared to the Fund’s Broadridge comparison universe, but that the total expense ratio of the Fund compared somewhat more favorably relative to the Fund’s comparison group. The Board observed that the opportunity existed for the total expense ratio, and in particular non-management expenses, to further decline as the MidCap Fund grows in assets. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 1.15 percent. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the MidCap Fund were reasonable.

The Board noted that the Bond Fund’s contractual management fee was among the highest of its Broadridge comparison group and that its actual management fee was the highest of both its comparison group and comparison universe. The Board also noted, however, that the Fund’s total expense ratio was in the lowest 40 percent of its Broadridge comparison group and bottom 60 percent of its comparison universe, which the Board determined was reasonable.

With regard to profitability, the Board noted that the Advisor’s pre-tax profitability, before accounting for marketing fees borne by the Advisor, ranked below the median of firms included in the Broadridge analysis, though it ranked somewhat above the median of firms on a post-marketing basis. The Board observed that all of the investment advisors for which profitability information was publicly available and that were included in the Broadridge comparison were publicly traded entities having markedly different marketing strategies from that of the Advisor. The Board determined that the operating margins of the Advisor were reasonable and, after reviewing information provided by Broadridge and reviewing the Advisor’s own analysis, the Board concluded that the cost of services provided by the Advisor and its affiliates to the Funds and the profits realized with respect thereto were reasonable.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase. It noted that the Existing Agreement and the Proposed Agreement each provide for a fee breakpoint at $50 million of assets. This breakpoint is equal to ten basis points for the LargeCap Fund and MidCap Fund and five basis points for the Bond Fund. The Board considered that an increase in assets could provide economies of scale in the Funds’ operations. However, it noted that the level of assets of both the LargeCap Fund and the MidCap Fund presented no meaningful opportunity for such economies. Therefore the Board concluded that neither Fund was likely to realize material economies of scale until its assets grew significantly. The Board noted that assets in the Bond Fund had continued to trend upward, but determined that the Bond Fund had not yet reached a point where the Fund was realizing any material economies of scale.

The Board considered additional benefits to the Advisor arising from the Existing Agreement and the Proposed Agreement, such as that the Funds may enhance the Advisor’s reputation as an investment adviser, thereby helping the Advisor to attract other clients and investment personnel. The Board determined that benefits of the sort derived from the Existing Agreement and the Proposed Agreement were consistent with the benefits received by other advisers to mutual funds.

Based primarily on these considerations, the Board renewed the Existing Agreement and approved the Proposed Agreement with respect to each Fund.

Item 2. Code of Ethics.

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer. The Registrant’s Code of Ethics (as defined in Item 2(b) of Form N-CSR) and any amendments or waivers thereto are available on the Registrant’s website at www.thompsonim.com.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. George Austin, a director of the Registrant since 2011, has been determined to be an audit committee financial expert and is “independent” within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Austin holds a Bachelor of Business Administration degree, majoring in finance, and a Master of Science degree in Business, both from the University of Wisconsin-Madison. He previously served as the chair of the audit committee of Home Savings Bank, a mutual savings institution on whose board he has served since 1998. He also has professional experience leading all aspects, including financial, of a number of major public-private civic projects as well as experience overseeing the response to independent financial and management audits.

Item 4. Principal Accountant Fees and Services.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit-related, tax and other services and products provided by Cohen & Company, Ltd., the Registrant’s principal accountant.

	Fiscal Year Ended November 30,
	2018	2019
Audit Fees(1)	$40,000.00	$41,500.00
Audit-Related Fees(2)	$0.00	$0.00
Tax Fees(3)	$9,000.00	$9,000.00
All Other Fees(4)	$0.00	$0.00
TOTAL	$49,000.00	$50,500.00
___________________

(1)	This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(2)	This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

(3)	This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For 2018 and 2019, the tax services provided by the Registrant’s principal accountant specifically related to the preparation of the Registrant’s federal and state income and excise tax returns and a review of the Registrant’s distributions of capital gains and dividend and interest income.

(4)	This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

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Cohen & Company, Ltd. did not bill any amounts over the last two fiscal years for services or products provided to Thompson Investment Management, Inc., the Registrant's investment advisor, or any entity controlling, controlled by or under common control with such advisor that provides ongoing services for the Registrant.

The audit committee of the Registrant’s Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant.

No services described in paragraphs (b)-(d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Annual Report to Shareholders dated as of November 30, 2019 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 31st day of January 2020.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 31st day of January 2020.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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